Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	Capitol Federal Financial Inc
Entity Central Index Key	0001490906
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	167,498,133
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 1,850,000,000

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS:
CASH AND CASH EQUIVALENTS (includes interest-earning deposits of $105,292 and $50,771)	$ 121,070	$ 65,217
SECURITIES:
Available-for-sale ("AFS"), at fair value (amortized cost of $1,443,529 and $1,009,142)	1,486,439	1,060,366
Held-to-maturity ("HTM"), at cost (fair value of $2,434,392 and $1,913,454)	2,370,117	1,880,154
LOANS RECEIVABLE, net (less allowance for credit losses "ACL" of $15,465 and $14,892 )	5,149,734	5,168,202
BANK-OWNED LIFE INSURANCE ("BOLI")	56,534	54,710
CAPITAL STOCK OF FEDERAL HOME LOAN BANK ("FHLB"), at cost	126,877	120,866
ACCRUED INTEREST RECEIVABLE	29,316	30,220
PREMISES AND EQUIPMENT, net	48,423	41,260
REAL ESTATE OWNED ("REO"), net	11,321	9,920
INCOME TAXES RECEIVABLE, net		716
OTHER ASSETS	50,968	55,499
TOTAL ASSETS	9,450,799	8,487,130
LIABILITIES:
Deposits	4,495,173	4,386,310
Advances from FHLB	2,379,462	2,348,371
Other borrowings	515,000	668,609
Advance payments by borrowers for taxes and insurance	55,138	55,036
Income taxes payable	2,289
Deferred income tax liabilities, net	20,447	33,244
Accounts payable and accrued expenses	43,761	33,610
Total liabilities	7,511,270	7,525,180
COMMITMENTS AND CONTINGENCIES (NOTE 12)
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation, Recognition and Retention Plan ("RRP")	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive income ("AOCI"), net of tax	26,707	31,862
Stockholders' Equity before Treasury Stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,450,799	$ 8,487,130

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Interest-earning deposits	$ 105,292	$ 50,771
Available-for-sale Securities, Amortized Cost	1,443,529	1,009,142
Held-to-maturity securities, fair value	2,434,392	1,913,454
Loans receivable, allowance for loan losses	$ 15,465	$ 14,892
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares outstanding	167,498,133	73,992,678
Common stock, shares issued	167,498,133	167,498,133
Treasury stock, shares	0	17,519,609

Consolidated Statements Of Income (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 251,909		$ 282,307		$ 305,782
Mortgage-backed securities ("MBS")	71,332		71,859		97,926
Investment securities	19,077		15,682		5,533
Capital stock of FHLB	3,791		3,966		3,344
Cash and cash equivalents	756		237		201
Total interest and dividend income	346,865		374,051		412,786
INTEREST EXPENSE:
FHLB advances	90,298		97,212		106,551
Deposits	63,568		79,216		100,471
Other borrowings	24,265		28,058		29,122
Total interest expense	178,131		204,486		236,144
NET INTEREST INCOME	168,734		169,565		176,642
PROVISION FOR CREDIT LOSSES	4,060		8,881		6,391
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	164,674		160,684		170,251
OTHER INCOME:
Retail fees and charges	15,509		17,789		18,023
Insurance commissions	3,071		2,476		2,440
Loan fees	2,449		2,592		2,327
Income from BOLI	1,824		1,202		1,158
Gains on securities, net			6,454
Other income, net	2,142		3,898		4,646
Total other income	24,995		34,411		28,594
OTHER EXPENSES:
Salaries and employee benefits	44,913		42,666		43,318
Communications, information technology, and occupancy	16,051		15,554		15,226
Regulatory and outside services	5,224		4,769		4,318
Federal insurance premium	5,222		7,452		7,558
Deposit and loan transaction costs	5,157		5,300		5,434
Advertising and promotional	3,723		6,027		6,918
Mortgage servicing activity, net	2,434		600		3,148
Contribution to Capitol Federal Foundation ("Foundation")	40,000
Other expenses, net	9,593		7,362		7,701
Total other expenses	132,317		89,730		93,621
INCOME BEFORE INCOME TAX EXPENSE	57,352		105,365		105,224
INCOME TAX EXPENSE	18,949		37,525		38,926
NET INCOME	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Basic earnings per share ("EPS")	$ 0.24		$ 0.41		$ 0.4
Diluted EPS	$ 0.24		$ 0.41		$ 0.4
Dividends declared per public share	$ 1.63		$ 2.29		$ 2.11
Basic weighted average common shares	162,625,274		165,862,176		165,576,334
Diluted weighted average common shares	162,632,665		165,899,445		165,721,176

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned Compensation-ESOP [Member]	Unearned Compensation-RRP [Member]	Retained Earnings [Member]	AOCI (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2008	$ 915	$ 445,391	$ (10,082)	$ (553)	$ 759,375	$ (5,968)	$ (317,862)	$ 871,216
Comprehensive income:
Net income					66,298			66,298	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						39,838		39,838
Total comprehensive income								106,136
ESOP activity, net		5,913	2,016					7,929
RRP activity, net		131		(100)			24	55
Stock based compensation - stock options and RRP		281		323				604
Acquisition of treasury stock							(2,426)	(2,426)
Stock options exercised		1,156					697	1,853
Dividends on common stock to stockholders					(44,069)			(44,069)
Balance at Sep. 30, 2009	915	452,872	(8,066)	(330)	781,604	33,870	(319,567)	941,298
Comprehensive income:
Net income					67,840			67,840	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						(2,008)		(2,008)
Total comprehensive income								65,832
ESOP activity, net		4,465	2,016					6,481
RRP activity, net		123		(163)			47	7
Stock based compensation - stock options and RRP		214		238				452
Acquisition of treasury stock							(4,019)	(4,019)
Stock options exercised		121					178	299
Dividends on common stock to stockholders					(48,400)			(48,400)
Balance at Sep. 30, 2010	915	457,795	(6,050)	(255)	801,044	31,862	(323,361)	961,950
Comprehensive income:
Net income					38,403			38,403	[1]
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $24,210, $1,221 and $3,159 respectively						(5,155)		(5,155)
Total comprehensive income								33,248
ESOP activity, net		3,259	2,763					6,022
RRP activity, net		(4)						(4)
Stock based compensation - stock options and RRP		131		131				262
Stock options exercised		42						42
Dividends on common stock to stockholders					(150,110)			(150,110)
Merger of Capitol Federal Savings Bank MHC	(522)	1,997			(1,223)			252
Retirement of treasury stock	(175)	(204,199)			(118,987)		323,361
Exchange of common stock	276	(323)						(47)
Proceeds from stock offering, net of offering expenses	1,181	1,133,993						1,135,174
Purchase of common stock by ESOP			(47,260)					(47,260)
Balance at Sep. 30, 2011	$ 1,675	$ 1,392,691	$ (50,547)	$ (124)	$ 569,127	$ 26,707		$ 1,939,529

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Changes in unrealized gain/losses on securities AFS, deferred income taxes	$ 3,159	$ 1,221	$ 24,210
Dividends on common stock to stockholders per share	$ 1.63	$ 2.29	$ 2.11

Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(3,791)		(3,966)		(3,344)
Provision for credit losses	4,060		8,881		6,391
Originations of loans receivable held-for-sale ("LHFS")	(11,715)		(47,488)		(851)
Proceeds from sales of LHFS	13,483		46,140		97,838
Amortization and accretion of premiums and discounts on securities	8,100		5,940		2,644
Depreciation and amortization of premises and equipment	4,397		4,584		5,132
Amortization of deferred amounts related to FHLB advances, net	7,091		6,676		3,829
Common stock committed to be released for allocation - ESOP	6,022		6,481		7,929
Stock based compensation - stock options and RRP	262		452		604
Provision for deferred income taxes	(9,647)		3,466		3,548
Gain on the sale of trading securities received in the loan swap transaction			(6,454)
Changes in:
Prepaid federal insurance premium, net	4,718		(20,447)
Accrued interest receivable	904		2,420		1,064
Other assets, net	637		(7,035)		837
Income taxes payable/receivable	3,004		(6,697)		8
Accounts payable and accrued expenses	(143)		(1,631)		(1,209)
Net cash provided by operating activities	65,785		59,162		190,718
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities received in the loan swap transaction			199,144
Purchase of AFS securities	(790,083)				(424,498)
Purchase of HTM securities	(1,979,789)		(1,662,009)		(215,263)
Proceeds from calls, maturities and principal reductions of AFS securities	351,636		557,141		396,101
Proceeds from calls, maturities and principal reductions of HTM securities	1,485,786		628,350		208,591
Proceeds from the redemption of capital stock of FHLB	4,942		16,185		3,688
Purchases of capital stock of FHLB	(7,162)		(21)		(9,002)
Loan originations and purchases, net of principal collected and deferred loan fees	(105)		219,628		(394,785)
Purchases of premises and equipment	(12,751)		(8,183)		(13,053)
Proceeds from sales of REO	14,205		11,273		7,669
Net cash flows (used in)/provided by investing activities	(933,321)		(38,492)		(440,552)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(150,110)		(48,400)		(44,069)
Deposits, net of withdrawals	126,553		157,701		304,726
Proceeds from borrowings	644,162		300,000		1,561,612
Repayments on borrowings	(773,771)		(395,000)		(1,581,612)
Deferred FHLB prepayment penalty			(875)		(38,388)
Change in advance payments by borrowers for taxes and insurance	102		(331)		2,154
Net proceeds from common stock offering (deferred offering costs)	1,076,411		(5,982)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Excess tax benefits from stock options	7		89		516
Net cash flows provided by/(used in) financing activities	923,389		3,393		203,850
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	55,853		24,063		(45,984)
CASH AND CASH EQUIVALENTS:
Beginning of Period	65,217		41,154		87,138
End of Period	121,070		65,217		41,154
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	25,517		40,664		35,334
Interest payments	172,332		199,433		236,137
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note received from ESOP in exchange for common stock	47,260
Customer deposit holds related to common stock offering	17,690
Commitment to fund low-income housing partnerships	9,618
Loans transferred to REO	15,048		13,717		10,730
Transfer of loans receivable to LHFS, net					94,672
Swap of loans for trading securities			$ 193,889

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business - Capitol Federal Financial, Inc. (the "Company") provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the "Bank") which has 35 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City. The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the "OTS") to be merged into the Office of the Comptroller of the Currency (the "OCC").  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, and the Board of Governors of the Federal Reserve System ("FRB") assumed all functions and authority from the OTS relating to savings and loan holding companies.   Effective July 21, 2011, the Bank is regulated by the OCC and the Company is regulated by the FRB.  Prior to that date, the Bank and Company were regulated by the OTS.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the "FDIC").  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its related tax liability.  If any entity has a tax benefit due to a taxable loss, the Bank reimburses the entity for the related tax benefit.

The Company's ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The future dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company's financial condition and results of operations, the Bank's regulatory capital requirements, regulatory limitations on the Bank's ability to make capital distributions to the Company, and the amount of cash at the holding company.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization ("corporate reorganization").  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC's ("MHC") ownership interest in Capitol Federal Financial was sold in a public offering.  Gross proceeds from the offering were  $1.18 billion and related offering expenses were  $46.7 million, of which  $6.0 million were incurred and deferred in fiscal year 2010.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  The exchange ratio was 2.2637 and ensured that immediately after the corporate reorganization the public stockholders of Capitol Federal Financial owned the same aggregate percentage of the Company's common stock that they owned of Capitol Federal Financial's common stock immediately prior to the reorganization.  All share information used to calculate EPS in the consolidated financial statements prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.  In conjunction with the corporate reorganization, the Company contributed  $40.0 million of cash to the Bank's charitable foundation, Capitol Federal Foundation.  Additionally, a "liquidation account" has been established for the benefit of certain depositors of the Bank in an amount equal to MHC's ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2011, the balance of the liquidation account was  $405.4 million.  Under OCC regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders' equity would be reduced below the current amount of the liquidation account at that time.

The consolidated financial statements after the corporate reorganization in December 2010 include the accounts of the Company and its wholly owned subsidiary, the Bank.  The consolidated financial statements prior to the corporate reorganization include the accounts of Capitol Federal Financial and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank's ACL.  The bank regulators have the ability to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management's judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company's financial condition and results of operations.

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has acknowledged informal agreements with other banks where it maintains deposits. Under these agreements, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2011 and 2010, the average daily balance of required reserves at the Federal Reserve Bank was  $9.3 million and  $9.7 million, respectively.

Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises ("GSE"), including Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and FHLB, United States Government agencies, including Government National Mortgage Association ("GNMA"), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management's intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost. Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) within stockholders' equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method. Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank's assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During fiscal year 2010, the Bank held trading securities for a limited time.  The securities were received in conjunction with the swap of originated fixed-rate mortgage loans with FHLMC for MBS.  During the fiscal year ended September 30, 2011, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly. The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer's financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management's intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities. Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.  The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears.  Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited beyond 90 days delinquent is reversed.  A non-accrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due.

Existing loan customers, whose loans have not been sold to third parties and who have not been delinquent on their contractual loan payments during the previous 12 months have the opportunity, for a fee, to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees or costs continue to be deferred.

For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment accommodation to borrowers that are experiencing a temporary cash flow problem.  The most frequently used accommodation is to reduce the monthly payment amount for a period of six to 12 months, often by requiring payments of only interest and escrow during this period. These restructurings result in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and more lengthy extensions of the maturity date.  All such concessions are considered a troubled debt restructuring ("TDR").  The Bank does not forgive principal or interest nor does it commit to lend additional funds to debtors whose terms have been modified in TDRs.

The Company adopted Accounting Standards Update ("ASU") No. 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, (ASU 2011-02) on July 1, 2011.  ASU No. 2011-02 provides additional guidance to creditors for evaluating whether a restructuring of a loan is a TDR.  In evaluating whether a loan restructuring constitutes a TDR, a creditor must separately conclude that the restructuring constitutes a concession to the borrower and the borrower is experiencing financial difficulties.

As a result of adopting the ASU, management reassessed all restructurings that occurred on or after October 1, 2010, for identification as TDRs.  Management identified certain endorsed loans that are now required to be reported as TDRs due to decreases in soft credit scores and/or estimated loan-to-value ("LTV") ratios since the time the loan was originated.  Because of these decreases, the borrower could be experiencing financial difficulties even though they have not been delinquent in the previous 12 months on their existing loan payments.  These loans had been measured under the general valuation allowance methodology, prior to the adoption of ASU 2011-02.  Upon adoption, management classified the loans as impaired and began measuring the loans under the specific valuation allowance ("SVA") methodology.  Management will continue to apply the SVA methodology to these loans as long as they are classified as impaired.

Additionally, management identified certain loan restructurings that occurred on or after October 1, 2010, where the loan restructurings resulted in an insignificant delay in the timing of the loan principal payments. The deferral period for these restructured loans was six months or less and any reduction in the principal value of cash flows as a result of the restructuring was due to the insignificant delay in the timing of principal payments. The Bank did not forgive any interest or principal in association with these restructurings.  Upon adoption, management began measuring these loans under the general valuation allowance methodology.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  Management considers the following loans to be impaired loans: all non-accrual loans, loans classified as substandard, loans with SVAs, and TDRs that have not been performing under the new terms for 12 consecutive months or are required by the accounting literature to be classified as a TDR for the life of the loan due to a reduction in the stated interest rate to a rate lower than the current market rate for new debt with similar risk.

Allowance for Credit Losses - The ACL represents management's best estimate of the amount of known and inherent losses in the loan portfolio as of the balance sheet date.  Management's methodology for assessing the appropriateness of the ACL consists of a formula analysis for general valuation allowances and the establishment of SVAs for identified problem loans.  Management maintains the ACL through provisions for credit losses that are charged to income.

For one- to four-family loans, losses are charged-off when a loan is transferred to REO or if there is a short-sale of the collateral.  For consumer home equity loans where the Bank holds the first mortgage, if the loan balance is in excess of the fair value and the loan is in foreclosure, the difference between the loan balances and the fair value is charged-off.  Estimated selling costs and private mortgage insurance ("PMI") proceeds are also taken into consideration when calculating the amount to charge-off for home equity loans.  For consumer home equity loans where the Bank does not hold the first mortgage, foreclosure is pursued or the loan balance is charged-off.  Other consumer loans that are unsecured are entirely charged-off once the loan is 120 days past due.  For multi-family and commercial loans, the Bank records an SVA when it is determined that the collection of all or a portion of a loan may not be collected and the amount of that loss is reasonably estimated.

The Bank's primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank's loan portfolio, the primary risks inherent in the one- to four-family and consumer loan portfolios are the continued weakened economic conditions, continued high levels of unemployment or underemployment, and a continuing decline in residential real estate values.  Any one or a combination of these events may adversely affect borrowers' ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio also shares the risk of continued weakened economic conditions, the primary risks for this portfolio include the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property; therefore, the Bank could hold the property for an extended period of time and potentially be forced to sell at a discounted price, resulting in additional losses.

Management considers several quantitative and qualitative factors quarterly while monitoring the credit quality of the loan portfolio and evaluating the adequacy of the ACL.  Such factors include: the trend and composition of delinquent and non-performing loans, the results of foreclosed property and short-sale transactions (historical losses and net charge-offs), increase in and establishment of SVAs, the current status and trends of local and national economies, the trends and current conditions in the residential real estate markets, and loan portfolio growth and concentrations.

Since the Bank's loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank's local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management's general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.   Reviewing these quantitative and qualitative factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank's allowance for credit loss methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.  There were no significant modifications to the formula analysis methodology during the year ended September 30, 2011.

The formula analysis for general valuation allowances is updated each quarter.  Within the formula analysis, the loan portfolio is segregated into the following categories:  one- to four-family loans, multi-family and commercial loans, consumer home equity loans, and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis to calculate a combined LTV ratio.  Impaired loans are excluded from the formula analysis as they are individually evaluated for SVAs.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics:  originated or purchased from a nationwide lender, interest payments (fixed-rate, adjustable-rate, and interest-only), LTV ratios, borrower's credit scores, and geographic location.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.  The geographic location category pertains primarily to certain states in which the Bank has experienced measurable losses on REO and short-sales.

Quantitative loss factors are applied to each loan category in the formula analysis based on the historical loss experience and current SVAs, adjusted for loan delinquency trends, for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience for each respective loan category.

Qualitative loss factors are applied to each loan category in the formula analysis.  The qualitative factors for the one- to four-family and consumer loan portfolios are:  unemployment rate trends, collateral value trends, credit score trends, and delinquent loan trends.  The qualitative factors for the multi-family and commercial loan portfolio are:  unemployment rate trends, collateral value trends, and delinquent loan trends.  As loans are classified as special mention or become 30 to 89 days delinquent, the qualitative loss factors increase based upon delinquent loan trends.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

SVAs are established in connection with individual loan reviews of impaired loans.  Since the majority of the Bank's loan portfolio is composed of residential real estate, determining the estimated fair value of the underlying collateral is important in evaluating the amount of SVAs required for impaired one- to four-family loans.  If the estimated fair value of the collateral, less estimated costs to sell and anticipated PMI proceeds, is less than the current loan balance, an SVA is established for the difference.  Once a purchased one- to four-family loan is 90 days delinquent, new collateral values are obtained through automated valuation models ("AVMs") or broker price opinions ("BPOs").  An updated AVM or BPO is then requested approximately every six months while the loan is greater than 90 days delinquent.  Due to the relatively stable home values in Kansas and Missouri, new appraisals on originated one- to four- family loans are not obtained until a loan enters foreclosure.  For originated one- to four-family loans and home equity loans that are impaired and the most recent appraisal is more than one year old, management estimates the fair value of the collateral using the most recently published Federal Housing Finance Agency ("FHFA") index.  For those loans where the FHFA fair value estimate results in a value less than the outstanding loan balance, an updated appraisal is obtained and is used to establish the SVA. If the Bank holds the first and second mortgage, both loans are combined when evaluating the need for an SVA.

Loans with an outstanding balance of  $1.5 million or more are reviewed annually if secured by property in one of the following categories:  multi-family (five or more units) property, unimproved land, other improved commercial property, acquisition and development of land projects, developed building lots, office building, single-use building, or retail building.  SVAs are established if necessary, or management may charge-off such losses if deemed appropriate.

Assessing the adequacy of the ACL is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the ACL.  In the opinion of management, the ACL, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if loan portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank's compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual's designated beneficiary equal to the insured individual's base compensation at the time BOLI was approved by the Bank's Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual's designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.   Changes in the cash surrender value are recorded in Income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank's holding requirement varies based on the Bank's activities, primarily the Bank's outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank's investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as interest and dividend income in the consolidated statements of income.

Premises and Equipment - Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years. Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Real Estate Owned - REO primarily represents foreclosed assets held for sale.  REO is reported at the lower of cost or estimated fair value less estimated selling costs ("realizable value.")  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed. Gains and losses on the sale of REO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of vested RRP shares.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and RRP shares are credited to additional paid-in capital.  The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company's common stock are being repaid from the Bank's contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders' equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company's stock during the quarter.  Additionally, the shares become outstanding for EPS computations once they are committed to be released.

Stock-based Compensation - The Company has a Stock Option and Incentive Plan (the "Option Plan") and an RRP which are considered share-based payment awards.  Compensation expense is recognized over the service period of each share-based payment award.  The Company applies a fair-value-based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds - The Bank enters into sales of securities under agreements to repurchase with selected brokers ("repurchase agreements").  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in the Bank's securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to the Bank the same securities at the maturity of the agreement. The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank's Thrift Financial Report to the OCC, without pre-approval from the FHLB president.

Capitol Federal Financial Trust I (the "Trust") is a Delaware statutory trust established by Capitol Federal Financial.  The Trust was formed for the purpose of issuing Company obligated mandatorily redeemable preferred securities ("Trust Preferred Securities"). The Trust issued  $53.6 million of Trust Preferred Securities.  When the Trust Preferred Securities were issued, the Trust used the proceeds to purchase a like amount of Junior Subordinated Deferrable Interest Debentures (the "Debentures") of the Company. The Company guaranteed the obligations of the Trust.  The Debentures were redeemed in April 2011.  The Debentures were the sole assets of the Trust, and were reported in Other Borrowings in the September 30, 2010 consolidated balance sheet.  The Trust was not included in the consolidated financial statements.

The Bank is authorized to borrow from the Federal Reserve Bank's "discount window."  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2011 or 2010.

Comprehensive Income - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders' equity.

Segment Information - As a community-oriented financial institution, substantially all of the Bank's operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company's only operating segment for financial reporting purposes.

Earnings Per Share - Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the RRP shares which have vested or have been allocated to participants. ESOP and RRP shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  Unvested awards that contain nonforfeitable rights to dividends should be treated as participating securities in the computation of EPS pursuant to the two-class method; however, the Company has determined the impact of doing so is inconsequential.

Recent Accounting Pronouncements - Effective October 1, 2010, the Company adopted new authoritative accounting guidance under Accounting Standards Codification ("ASC") 860, Transfers of Servicing Assets.  The objective of this standard is to improve the relevance, representational faithfulness, and comparability of the information provided in the financial statements related to the transfer of financial assets; the effects of a transfer on the Company's financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets.  The adoption of this standard did not have an impact on the Company's financial condition or results of operations.

Effective October 1, 2010, the Company also adopted new authoritative accounting guidance under ASC 810, Consolidation.  The new guidance did not change many of the key principles for determining whether an entity is a variable interest entity consistent with the ASC on "Consolidation", but does amend many important provisions of the existing guidance on "Consolidation."  The adoption of this standard did not have an impact on the Company's financial condition, results of operations, or financial statement disclosures.

In July 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its ACL. The objective of enhancing these disclosures is to improve financial statement users' understanding of (1) the nature of an entity's credit risk associated with its financing receivables and (2) the entity's assessment of that risk in estimating its ACL as well as changes in the allowance and the reasons for those changes.   The new and amended disclosures that relate to information as of the end of a reporting period were effective for the Company at March 31, 2011. The disclosures that include information for activity that occurs during a reporting period were effective beginning January 1, 2011 for the Company.  Since the provisions of ASU 2010-20 are disclosure-related, the Company's adoption of this guidance did not have an impact to its financial condition or results of operations.

In January 2011, the FASB issued ASU 2011-01, Deferral of the Effective Date of Disclosures About Troubled Debt Restructurings in Update No. 2010-20, which temporarily deferred the effective date in ASU 2010-20 for disclosures about TDRs by creditors until the FASB finalized its project on determining what constitutes a TDR for a creditor. In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, which amends the content in ASC 310 related to identifying TDRs and effectively nullifies ASU 2011-01.  ASU 2011-02 removes the deferral of the TDR disclosure requirements of ASU 2010-20 for public entities and thus establishes the effective date for those disclosures.  ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, which was July 1, 2011 for the Company.  2011-02 is to be applied retrospectively to modifications occurring on or after the beginning of the fiscal year of adoption, which was October 1, 2010 for the Company.  The adoption of ASU 2011-02 did not have a significant impact on the Company's financial condition or results of operations.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements.  The primary objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU eliminates the requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement, which may result in more repurchase agreements to be accounted for as secured borrowings rather than as a sale.  ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011, which is January 1, 2012 for the Company, and should be applied prospectively.  The Company accounts for its repurchase agreements as secured borrowings; therefore, the adoption of ASU 2011-03 is not expected to have a material impact on its financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU is a result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRSs").  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, some of the components of this ASU could change how fair value measurement guidance in ASC 820, Fair Value Measurements and Disclosures, is applied.  This ASU does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011, which is January 1, 2012 for the Company, and should be applied retrospectively. The provisions of ASU 2011-04 applicable to the Company are disclosure related.  The Company is currently disclosing its fair value measurements in compliance with the converged guidance; therefore, the adoption of ASU 2011-04 will not have an impact to the Company's financial statement disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revises how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement, that would include the components of other comprehensive income.  The ASU does not change the items that an entity must report in other comprehensive income.  ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which is October 1, 2012 for the Company, and should be applied retrospectively for all periods presented in the financial statements.  The Company has not yet decided which statement format it will adopt.

Earnings Per Share	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share
2.	EARNINGS PER SHARE

The Company accounts for the shares acquired by its ESOP and the shares awarded pursuant to its RRP in accordance with ASC 260, which requires that unvested RRP awards that contain nonforfeitable rights to dividends be treated as participating securities in the computation of EPS pursuant to the two-class method. The two-class method is an earnings allocation that determines EPS for each class of common stock and participating security. Shares acquired by the ESOP are not considered in the basic average shares outstanding until the shares are committed for allocation or vested to an employee's individual account.  All share information prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.

	2011	2010	2009
	(Dollars in thousands, except per share data)
Net income (1)	$38,403	$67,840	$66,298

Average common shares outstanding	162,432,315	165,689,601	165,403,759
Average committed ESOP shares outstanding	192,959	172,575	172,575
Total basic average common shares outstanding	162,625,274	165,862,176	165,576,334

Effect of dilutive RRP shares	2,747	6,492	12,174
Effect of dilutive stock options	4,644	30,777	132,668

Total diluted average common shares outstanding	162,632,665	165,899,445	165,721,176

Net EPS
Basic	$0.24	$0.41	$0.40
Diluted	$0.24	$0.41	$0.40

Antidilutive stock options and RRP, excluded
from the diluted average common shares
outstanding calculation	898,415	642,777	167,626

(1)	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Securities	12 Months Ended
Sep. 30, 2011
Securities [Abstract]
Securities
3.	SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at September 30, 2011 and 2010.  The majority of the MBS and investment securities portfolios are composed of securities issued by GSEs.

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

	September 30, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$50,151	$104	$--	$50,255
Municipal bonds	2,649	170	--	2,819
Trust preferred securities	3,721	--	925	2,796
MBS	952,621	51,881	6	1,004,496
	1,009,142	52,155	931	1,060,366

HTM:
GSE debentures	1,208,829	4,441	--	1,213,270
Municipal bonds	67,957	2,654	1	70,610
MBS	603,368	26,209	3	629,574
	1,880,154	33,304	4	1,913,454
	$2,889,296	$85,459	$935	$2,973,820

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at September 30, 2011 and 2010 was reported and the continuous unrealized loss position for at least 12 months or less than 12 months as of September 30, 2011 and 2010.

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

	September 30, 2010
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	--	$--	$--	--	$--	$--
Trust preferred securities	--	--	--	1	2,796	925
MBS	4	1,678	5	3	359	1
	4	$1,678	$5	4	$3,155	$926

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	1	878	1
MBS	1	48,392	3	--	--	--
	1	$48,392	$3	1	$878	$1

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporary impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2011 and 2010 are primarily a result of increases in market yields from the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the impairment is also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities, nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.

The amortized cost and estimated fair value of securities by remaining contractual maturity without consideration for call features or pre-refunding dates as of September 30, 2011 are shown below.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to call or prepay obligations, generally without penalties.  As of September 30, 2011, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled  $869.2 million.  Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments. Issuers of certain investment securities have the right to call and prepay obligations with or without prepayment penalties.

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$301,992	$302,329	$1,729	$1,745	$303,721	$304,074
One year through five years	447,564	449,236	663,871	668,228	1,111,435	1,117,464
Five years through ten years	159,505	172,066	492,407	513,849	651,912	685,915
Ten years and thereafter	534,468	562,808	1,212,110	1,250,570	1,746,578	1,813,378
	$1,443,529	$1,486,439	$2,370,117	$2,434,392	$3,813,646	$3,920,831

The following table presents the carrying value of the MBS in our portfolio by issuer as of the dates indicated.

	At September 30,
	2011	2010
	(Dollars in thousands)
FNMA	$1,384,396	$890,216
FHLMC	823,728	712,253
GNMA	202,340	2,452
Private Issuer	1,612	2,943
	$2,412,076	$1,607,864

The following table presents the taxable and non-taxable components of interest income on investment securities for the fiscal years ended September 30, 2011, 2010, and 2009.

	For the Year Ended
	September 30,
	2011	2010	2009
	(Dollars in thousands)
Taxable	$17,180	$13,547	$3,526
Non-taxable	1,897	2,135	2,007
	$19,077	$15,682	$5,533

The following table summarizes the amortized cost and estimated fair value of securities pledged as collateral as of the dates indicated.

	September 30,
	2011		2010
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$571,016	$597,286	$671,852	$709,919
Retail deposits	44,429	44,991	--	--
Public unit deposits	116,472	124,785	120,241	128,621
Federal Reserve Bank	26,666	27,939	34,720	36,363
	$758,583	$795,001	$826,813	$874,903

During fiscal year 2010, the Bank swapped originated fixed-rate mortgage loans with the FHLMC for MBS ("loan swap transaction").  The  $192.7 million of MBS received, at amortized cost, in the loan swap transaction were classified as trading securities prior to their subsequent sale by the Bank.  Proceeds from the sale of these securities were  $199.1 million, resulting in a gross realized gain of  $6.5 million.  The gain is included in gain on securities, net in the consolidated statements of income for the year ended September 30, 2010.  All other dispositions of securities during 2011, 2010, and 2009 were the result of principal repayments or maturities.

Loans Receivable And Allowance For Credit Losses	12 Months Ended
Sep. 30, 2011
Loans Receivable And Allowance For Credit Losses [Abstract]
Loans Receivable And Allowance For Credit Losses
4.	LOANS RECEIVABLE and ALLOWANCE FOR CREDIT LOSSES

Loans receivable, net at September 30, 2011 and 2010 is summarized as follows:

	2011	2010
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$4,918,778	$4,915,651
Multi-family and commercial	57,965	66,476
Construction	47,368	33,168
Total real estate loans	5,024,111	5,015,295

Consumer Loans:
Home equity	164,541	186,347
Other	7,224	7,671
Total consumer loans	171,765	194,018

Total loans receivable	5,195,876	5,209,313
Less:
Undisbursed loan funds	22,531	15,489
ACL	15,465	14,892
Discounts/unearned loan fees	19,093	22,267
Premiums/deferred costs	(10,947)	(11,537)
	$5,149,734	$5,168,202

Lending Practices and Underwriting Standards - Originating and purchasing loans secured by one- to four-family residential properties is the Bank's primary business, resulting in a loan concentration in residential first mortgage loans.  The Bank purchases one- to four-family loans from a select group of correspondent lenders located throughout the central United States.  As a result of originating loans in our branches, along with the correspondent lenders in our local markets, the Bank has a concentration of loans secured by real property located in Kansas and Missouri.  Additionally, the Bank purchases whole one- to four-family loans in bulk packages from nationwide lenders.  The Bank also makes consumer loans, construction loans secured by residential or commercial properties, and real estate loans secured by multi-family dwellings.

One- to four-family loans - One- to four-family loans are underwritten manually or by an automated underwriting system developed by a third party.  The system's components closely resemble the Bank's manual underwriting standards which are generally in accordance with FHLMC and FNMA manual underwriting guidelines.  The automated underwriting system analyzes the applicant's data, with emphasis on credit history, employment and income history, qualifying ratios reflecting the applicant's ability to repay, asset reserves, and LTV ratio.  Full documentation to support the applicant's credit, income, and sufficient funds to cover all applicable fees and reserves at closing is required on all loans.  Loans that do not meet the automated underwriting standards are referred to a staff underwriter for manual underwriting.  Properties securing one- to four-family loans are appraised by either staff appraisers or fee appraisers, both of which are independent of the loan origination function.

The underwriting standards for loans purchased from correspondent and nationwide lenders are generally similar to the Bank's internal underwriting standards.  The underwriting of loans purchased from correspondent lenders is generally performed by the Bank's underwriters.  Before committing to purchase a pool of loans from a nationwide lender, the Bank's Chief Lending Officer or Secondary Marketing Manager reviews specific criteria such as loan amount, credit scores, LTV ratios, geographic location, and debt ratios of each loan in the pool.  If the specific criteria do not meet the Bank's underwriting standards and compensating factors are not sufficient, then a loan will be removed from the pool.  Before the pool is funded, an internal Bank underwriter or a third party reviews at least 25% of the loan files to confirm loan terms, credit scores, debt service ratios, property appraisals, and other underwriting related documentation.  The Bank does not service the loans purchased from nationwide lenders.  For the tables within this footnote, loans purchased from correspondent lenders are included with originated loans, and loans purchased in bulk from nationwide lenders are reported as purchased loans.

The Bank also originates construction-to-permanent loans secured by one- to four-family residential real estate.  The majority of the one- to four-family construction loans are secured by property located within the Bank's Kansas City market area.  Construction loans are obtained by homeowners who will occupy the property when construction is complete.  Construction loans to builders for speculative purposes are not permitted.  The application process includes submission of complete plans, specifications, and costs of the project to be constructed.  All construction loans are manually underwritten using the Bank's internal underwriting standards.  Construction draw requests and the supporting documentation are reviewed and approved by management.  The Bank also performs regular documented inspections of the construction project to ensure the funds are being used for the intended purpose and the project is being completed according to the plans and specifications provided.

Multi-family and commercial loans - The Bank's multi-family and commercial real estate loans are secured primarily by multi-family dwellings and small commercial buildings generally located in the Bank's market areas.  These loans are granted based on the income producing potential of the property and the financial strength of the borrower.  At the time of origination, LTV ratios on multi-family and commercial real estate loans cannot exceed 80% of the appraised value of the property securing the loans.  The net operating income, which is the income derived from the operation of the property less all operating expenses, must be sufficient to cover the payments related to the outstanding debt at the time of origination.  The Bank generally requires personal guarantees of the borrowers covering a portion of the debt in addition to the security property as collateral for these loans.  Appraisals on properties securing these loans are performed by independent state certified fee appraisers.  Bank policy permits a limited amount of construction-to-permanent loans secured by multi-family dwellings and commercial real estate.  Currently there are no construction-to-permanent loans in the multi-family and commercial portfolio.

Consumer loans - The Bank offers a variety of secured consumer loans, including home equity loans and lines of credit, home improvement loans, auto loans, and loans secured by savings deposits.   The Bank also originates a very limited amount of unsecured loans.  The Bank does not originate any consumer loans on an indirect basis, such as contracts purchased from retailers of goods or services which have extended credit to their customers.  The majority of the consumer loan portfolio is comprised of home equity lines of credit.

The underwriting standards for consumer loans include a determination of the applicant's payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security in relation to the proposed loan amount.

Credit Quality Indicators - Based on the Bank's lending emphasis and underwriting standards, management has divided the loan portfolio into three segments:  one- to four-family loans, consumer loans, and multi-family and commercial loans.  The one- to four-family and consumer loan segments are further grouped into classes for purposes of providing disaggregated information about the credit quality of the loan portfolio.  The classes are:  one- to four-family loans - originated, one- to four-family loans - purchased, consumer loans - home equity, and consumer loans - other.  The Bank's primary credit quality indicators for the one- to four-family loan and consumer - home equity loan portfolios are delinquency status, asset classifications in accordance with applicable regulations, LTV ratios and borrower credit scores.  The Bank's primary credit quality indicators for the multi-family and commercial loan and consumer - other loan portfolios are delinquency status and asset classifications in accordance with applicable regulations.

The following table presents the recorded investment of loans, defined as the unpaid loan principal balance (net of unadvanced funds related to loans in process) inclusive of unearned loan fees and deferred costs, of the Company's 30 to 89 day delinquent loans, 90 or more day delinquent loans, total delinquent loans, total current loans, and the total loans receivable balance at September 30, 2011 by class.  In the general valuation allowance model, loans in the 30 to 89 day delinquent category are assigned a higher loss factor than corresponding performing loans.  Loans 90 or more days delinquent are considered impaired loans and are individually evaluated for impairment.  At September 30, 2011, all loans in the 90 or more days delinquent category were on nonaccrual status and represented the entire balance of nonaccrual loans.  At September 30, 2011, there were no loans 90 or more days delinquent that were still accruing interest.

			Total		Total
	30 to 89 Days	90 or More Days	Delinquent	Current	Recorded
	Delinquent	Delinquent	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

As of September 30, 2011, 2010, and 2009, loans with unpaid principal amounts totaling approximately  $26.5 million,  $32.0 million, and  $30.9 million, respectively, were on nonaccrual status.  Gross interest income would have increased by  $643 thousand,  $766 thousand, and  $603 thousand for the years ended September 30, 2011, 2010, and 2009, respectively, if these nonaccrual status loans were not classified as such.

In accordance with the Bank's asset classification policy, management regularly reviews the problem loans in the Bank's portfolio to determine whether any assets require classification in accordance with applicable regulations.  Loan classifications, other than pass loans, are defined as follows:

•
Special mention - These loans are performing loans on which known information about the collateral pledged or the possible credit problems of the borrowers have caused management to have doubts as to the ability of the borrowers to comply with present loan repayment terms and which may result in the future inclusion of such loans in the non-performing loan categories.

•
Substandard - A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard loans include those characterized by the distinct possibility the Bank will sustain some loss if the deficiencies are not corrected.

•
Doubtful - Loans classified as doubtful have all the weaknesses inherent as those classified as substandard, with the added characteristic that the weaknesses present make collection or liquidation in full on the basis of currently existing facts and conditions and values highly questionable and improbable.

•	Loss - Loans classified as loss are considered uncollectible and of such little value that their continuance as loans without the establishment of specific loss allowance is not warranted.

Special mention loans are included with loans 30 to 89 days delinquent in the general valuation allowance model, if the loan is not considered impaired.  Loans classified as substandard, doubtful, or loss are considered impaired loans and are individually evaluated for impairment.

The following table sets forth the recorded investment in loans, less SVAs, classified at September 30, 2011 by class.  At September 30, 2011, there were no loans classified as doubtful or loss that were not fully reserved.  In addition to the classified loans below, at September 30, 2011, the Bank had other assets totaling  $10.3 million, comprised of municipal bonds and a trust preferred security, also classified per its asset classification policy and applicable regulations.

	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$32,673	$18,419
One- to four-family - purchased	447	15,987
Multi-family and commercial	7,683	--
Consumer - home equity	50	592
Consumer - other	--	5
	$40,853	$35,003
The following table shows the weighted average LTV and credit score information for originated and purchased one- to four-family loans and originated consumer home equity loans at September 30, 2011.  Borrower credit scores are intended to provide an indication as to the likelihood that a borrower will repay their debts.  Credit scores were most recently updated in September 2011 and were obtained from a nationally recognized consumer rating agency.  The LTV ratios provide an estimate of the extent to which the Bank may incur a loss on any given loan that may go into foreclosure.  The LTV ratios were based on the current loan balance and either the lesser of the purchase price or original appraisal, or the most recent bank appraisal, BPO or AVM, if available.  In most cases, the most recent appraisal was obtained at the time of origination.

	Weighted Average	Weighted Average
	Credit Score	LTV
One- to four-family - originated	762	66%
One- to four-family - purchased	740	60
Consumer - home equity	742	20
	759	64%

Troubled Debt Restructurings - The total recorded investment of loans classified as TDRs at September 30, 2011 was  $50.3 million, of which  $30.7 million represent restructurings granted to borrowers experiencing financial difficulties and  $19.6 million represent restructurings to market interest rates through the Bank's loan endorsement program, which are classified as TDRs as a result of the Company adopting ASU No. 2011-02 on July 1, 2011.

Substantially all of the TDRs at September 30, 2011, are secured by residential real estate.  The recorded investment of TDRs classified as impaired totaled  $46.1 million at September 30, 2011.  Impaired loans are individually evaluated for SVAs.  TDRs not classified as impaired, which totaled  $4.2 million at September 30, 2011, are included in the general valuation allowance model in their appropriate loan category.  At September 30, 2011,  $960 thousand was recorded in the ACL related to TDRs.  The TDRs classified as a result of adopting ASU No. 2011-02 were individually evaluated for impairment.  No SVA was recorded on these loans at September 30, 2011, as the estimated current values of the collateral were in excess of the recorded loan balances.

The following table presents the recorded investment of TDRs at September 30, 2011, including restructurings granted to borrowers that were experiencing financial difficulties and restructurings of loans to market interest rates through the Bank's loan endorsement program.

	Restructurings
	Due to	Loan
	Financial	Endorsement
	Difficulties	Program	Total
	(Dollars in thousands)
One- to four-family loans - originated	$23,534	$19,624	$43,158
One- to four-family loans - purchased	6,155	--	6,155
Multi-family and commercial loans	563	--	563
Consumer - home equity	413	--	413
Consumer - other	2	--	2
	$30,667	$19,624	$50,291

The following table presents the recorded investment prior to restructuring and immediately after restructuring for all loans restructured during the year ended September 30, 2011.  This table does not reflect the recorded investment at September 30, 2011.

	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
		(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

As of September 30, 2011, the recorded investment of TDRs 30-89 days delinquent and over 90 days delinquent was  $2.6 million and  $2.9 million, respectively.  The following table provides information on TDRs restructured within the last 12 months that subsequently defaulted during the year ended September 30, 2011.  Of the 13 loans in the table that defaulted during the year, seven loans, with a recorded investment of  $812 thousand as of September 30, 2011, had returned to current status as of September 30, 2011.

Number
	of	Recorded
	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	13	$1,353
One- to four-family loans - purchased	--	--
Multi-family and commercial loans	--	--
Consumer - home equity	--	--
Consumer - other	--	--
	13	$1,353

Impaired loans - Impaired loans are defined as non-accrual loans, loans classified as substandard, loans with SVAs, and TDRs that have not yet performed under the restructured terms for 12 consecutive months or are required by the accounting literature to be classified as a TDR for the life of the loan due to a reduction in the stated interest rate to a rate lower than the current market rate for new debt with similar risk.  Substantially all of the impaired loans at September 30, 2011 were secured by residential real estate.  Impaired loans related to residential real estate are individually evaluated to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.  Fair values of residential real estate are estimated through such methods as current appraisals, AVMs, BPOs, or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions.  If the outstanding loan balance is in excess of the estimated fair value determined by management, less estimated costs to sell, then a SVA is recorded for the difference.

The following is a summary of information pertaining to impaired loans by class at September 30, 2011.

				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575

With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261

Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance for Credit Losses - The following is a summary of the activity in the ACL by segment for the year ended September 30, 2011 and the ending balance of the ACL at September 30, 2011, based on the Company's impairment methodology.

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans
outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date
to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710
ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

The following is a summary of the loan portfolio at September 30, 2011 by loan portfolio segment disaggregated by the Company's impairment method.

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199

As noted above, the Bank has a loan concentration in residential first mortgage loans.  Continued declines in residential real estate values could adversely impact the property used as collateral for the Bank's loans.  Adverse changes in the economic conditions and increasing unemployment rates may have a negative effect on the ability of the Bank's borrowers to make timely loan payments, which would likely increase delinquencies and have an adverse impact on the Bank's earnings.  Further increases in delinquencies will decrease interest income on loans receivable and will likely adversely impact the Bank's loan loss experience, resulting in an increase in the Bank's ACL and provision for credit losses.  Although management believes the ACL was at an adequate level to absorb known and inherent losses in the loan portfolio at September 30, 2011, the level of the ACL remains an estimate that is subject to significant judgment and short-term changes.  Additions to the ACL may be necessary if future economic and other conditions differ substantially from the current environment.

The Bank originated and refinanced  $892 thousand,  $13.1 million, and  $15.3 million of commercial real estate and business loans during the years ended September 30, 2011, 2010, and 2009, respectively.

The Bank is subject to numerous lending-related regulations. Under the Financial Institutions Reform, Recovery, and Enforcement Act, the limit of aggregate loans to one borrower is 15% of the Bank's unimpaired capital and surplus, but not less than  $500 thousand.  As of September 30, 2011, the Bank was in compliance with this limitation.

Aggregate loans to executive officers, directors and their associates did not exceed 5% of stockholders' equity as of September 30, 2011 and 2010.  Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

The Bank recognized net gains of  $298 thousand,  $1.8 million, and  $2.2 million during fiscal years 2011, 2010, and 2009, respectively, as a result of selling LHFS.  The net gains are included in other income, net in the consolidated statements of income.

As of September 30, 2011 and 2010, the Bank serviced loans for others aggregating approximately  $526.3 million and  $681.1 million, respectively.  Such loans are not included in the accompanying consolidated balance sheets. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income includes servicing fees withheld from investors and certain charges collected from borrowers, such as late payment fees. The Bank held borrowers' escrow balances on loans serviced for others of  $7.5 million and  $9.0 million as of September 30, 2011 and 2010, respectively.

Premises And Equipment, Net	12 Months Ended
Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Premises And Equipment, Net
5.	PREMISES AND EQUIPMENT, Net

A summary of the net carrying value of banking premises and equipment at September 30, 2011 and 2010 is as follows:

	2011	2010
	(Dollars in thousands)
Land	$8,684	$7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
	100,575	90,461

Less accumulated depreciation	52,152	49,201

	$48,423	$41,260

Depreciation and amortization expense for the years ended September 30, 2011, 2010, and 2009 was  $4.4 million,  $4.6 million, and  $5.1 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment. It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was  $1.3 million for the year ended September 30, 2011 and  $1.2 million for each of the years ended September 30, 2010 and 2009.  Future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (dollars in thousands):

2012	$1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
$11,801

Deposits	12 Months Ended
Sep. 30, 2011
Deposits [Abstract]
Deposits
6.	DEPOSITS

Deposits at September 30, 2011 and 2010 are summarized as follows:

	2011			2010
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$551,632	0.08%	12.3%	$482,428	0.13%	11.0%
Savings	253,184	0.41	5.6	234,285	0.54	5.3
Money market	1,066,065	0.35	23.7	942,428	0.65	21.5
Total non-certificates	1,870,881	0.28	41.6	1,659,141	0.48	37.8

Certificates of deposit:
0.00 – 0.99%	339,803	0.50	7.6	193,959	0.53	4.4
1.00 – 1.99%	1,106,957	1.27	24.6	1,013,538	1.44	23.1
2.00 – 2.99%	775,235	2.49	17.2	777,687	2.53	17.7
3.00 – 3.99%	371,682	3.42	8.3	576,595	3.50	13.2
4.00 – 4.99%	30,615	4.40	0.7	164,763	4.32	3.8
5.00 – 5.99%	--	--	--	627	5.29	--
Total certificates of deposit	2,624,292	1.87	58.4	2,727,169	2.29	62.2
	$4,495,173	1.21%	100.0%	$4,386,310	1.61%	100.0%

As of September 30, 2011, certificates of deposit mature as follows:

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2012	$1,390,231	1.65%
2013	555,043	1.86
2014	309,015	2.27
2015	317,065	2.43
2016	49,423	2.22
Thereafter	3,515	2.46
	$2,624,292	1.87%

Interest expense on deposits for the periods presented is as follows:

	Year Ended September 30,
	2011	2010	2009
	(Dollars in thousands)
Checking	$441	$622	$879
Savings	1,225	1,323	1,873
Money market	5,307	6,522	8,512
Certificates	56,595	70,749	89,207
	$63,568	$79,216	$100,471

The amount of noninterest-bearing deposits was  $97.6 million and  $76.4 million as of September 30, 2011 and 2010, respectively.  Certificates of deposit with a minimum denomination of  $100 thousand were  $882.8 million and  $885.6 million as of September 30, 2011 and 2010, respectively.  Deposits in excess of  $250 thousand may not be fully insured by the FDIC.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was  $124 thousand and  $175 thousand as of September 30, 2011 and 2010, respectively.

Borrowed Funds	12 Months Ended
Sep. 30, 2011
Borrowed Funds [Abstract]
Borrowed Funds
7.	BORROWED FUNDS

At September 30, 2011 the Company's borrowed funds consisted of FHLB advances and repurchase agreements.  At September 30, 2010, the Company's borrowed funds consisted of FHLB advances, repurchase agreements, and the Debentures.   The Debentures were repaid in April 2011.

FHLB Advances – FHLB advances at September 30, 2011 and 2010 were comprised of the following:

	2011	2010
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,400,000	$2,376,000
Deferred prepayment penalty	(20,995)	(28,261)
Deferred gain on terminated interest rate swaps	457	632
	$2,379,462	$2,348,371

Weighted average contractual interest rate on FHLB advances	3.37%	3.61%
Weighted average effective interest rate on FHLB advances (1)	3.71%	3.96%

(1)
The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

During fiscal year 2010, the Bank prepaid  $200.0 million of fixed-rate FHLB advances with a weighted average interest rate of 4.63% and a weighted average remaining term to maturity of approximately one month.  The prepaid FHLB advances were replaced with  $200.0 million of fixed-rate FHLB advances with a weighted average contractual interest rate of 3.17% and an average term of 84 months.  The Bank paid an  $875 thousand prepayment penalty to the FHLB as a result of prepaying the FHLB advances.  The present value of the cash flows under the terms of the new FHLB advance was not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advances (including the prepayment penalty) and there were no embedded conversion options in the prepaid advances or in the new FHLB advances.  The prepayment penalty effectively increased the interest rate on the new advances seven basis points at the time of the transaction.  The deferred prepayment penalty is being recognized in interest expense over the life of the new FHLB advances.  The benefit of prepaying the advances in fiscal year 2010 was an immediate decrease in interest expense, and a decrease in interest rate sensitivity, as the maturity of the refinanced advances were extended at a lower rate.

The FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with the FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB's lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets without the pre-approval of the FHLB president.  At September 30, 2011, the Bank's ratio of FHLB advances to total assets, as reported to the Bank's regulators, was 26%.

At September 30, 2011, the Bank had access to a line of credit with the FHLB set to expire on November 25, 2011, at which time the line of credit is expected to be renewed automatically by the FHLB for a one year period.  At September 30, 2011, there were no borrowings on the FHLB line of credit.  Any borrowings on the line of credit would be included in total FHLB borrowings in calculating the ratio of FHLB borrowings to total Bank assets, which generally could not exceed 40% of total Bank assets at September 30, 2011.

Other Borrowings – The following summarizes the components of other borrowings as of September 30, 2011 and 2010.  The Debentures were redeemed in April 2011.

	2011		2010
		Weighted		Weighted
		Average		Average
		Contractual		Contractual
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Repurchase agreements	$515,000	4.00%	$615,000	4.03%
Debentures	--	--	53,609	3.28
	$515,000	4.00%	$668,609	3.97%

The Bank has pledged MBS with an estimated fair value of  $597.3 million at September 30, 2011 as collateral for the repurchase agreements.

Maturity of Borrowed Funds – At September 30, 2011, the maturities of FHLB advances and repurchase agreements were as follows:

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2012	$350,000	$150,000	$500,000	3.67%	3.67%
2013	525,000	145,000	670,000	3.74	4.00
2014	450,000	100,000	550,000	3.33	3.96
2015	200,000	20,000	220,000	3.50	4.16
2016	275,000	--	275,000	3.86	4.39
Thereafter	600,000	100,000	700,000	3.06	3.08
	$2,400,000	$515,000	$2,915,000	3.48%	3.76%

Of the  $350.0 million FHLB advances maturing in fiscal year 2012,  $100.0 million is due in the first quarter of fiscal year 2012,  $150.0 million is due in the second quarter of fiscal year 2012, and  $100.0 million is due in the fourth quarter of fiscal year 2012. All of the  $150.0 million of repurchase agreements maturing in fiscal year 2012 is due in the first quarter.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
8.	INCOME TAXES

Income tax expense (benefit) for the years ended September 30, 2011, 2010, and 2009 consisted of the following:

	2011	2010	2009
Current	(Dollars in thousands)
Federal	$25,889	$31,252	$32,590
State	2,707	2,807	2,788
	28,596	34,059	35,378
Deferred
Federal	(8,933)	3,209	3,285
State	(714)	257	263
	(9,647)	3,466	3,548
	$18,949	$37,525	$38,926

The Company's effective tax rates were 33.0%, 35.6%, and 37.0% for the years ended September 30, 2011, 2010, and 2009, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$20,073	35.0%	$36,878	35.0%	$36,828	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	1,993	3.4	3,064	2.9	3,051	2.9
Net tax-exempt interest income	(577)	(1.0)	(624)	(0.6)	(579)	(0.6)
Change in cash surrender value of BOLI	(638)	(1.1)	(421)	(0.4)	(406)	(0.4)
Low income housing tax credits	(1,397)	(2.4)	(1,209)	(1.1)	(1,013)	(1.0)
Other	(505)	(0.9)	(163)	(0.2)	1,045	1.1
	$18,949	33.0%	$37,525	35.6%	$38,926	37.0%

Deferred income tax (benefit) expense results from temporary differences in the recognition of revenue and expenses for tax and financial statement purposes. The sources of these differences and the tax effect of each as of September 30, 2011, 2010, and 2009 were as follows:

	2011	2010	2009
	(Dollars in thousands)
Foundation contribution	$(12,824)	$--	$--
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty	--	1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
	$(9,647)	$3,466	$3,548

The components of the net deferred income tax (liabilities) assets as of September 30, 2011 and 2010 are as follows:

	2011	2010
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$12,824	$--
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950

Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670

Deferred income tax liabilities:
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914

Net deferred tax liabilities	$(20,447)	$(33,244)

The Company assesses the available positive and negative evidence surrounding the recoverability of its deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2011, the Company had a valuation allowance of  $2.1 million related to the Kansas state tax portion of the Foundation contribution and the net operating losses generated by the Company's consolidated Kansas corporate income tax return. As of September 30, 2010, the Company had a valuation allowance of  $280 thousand related to the net operating losses generated by the Company's consolidated Kansas corporate income tax return. The Company's consolidated Kansas corporate income tax return at September 30, 2011 and 2010 does not include the Bank, as the Bank files a Kansas privilege tax return.  Based on the nature of the operations of the companies included in the consolidated Kansas corporate return, management believes there will not be sufficient taxable income to fully utilize the deferred tax assets noted above; therefore a valuation allowance was established for the related amounts at September 30, 2011 and 2010.

ASC 740 Income Taxes prescribes a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit to recognize in the financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended September 30, 2011, 2010, and 2009 is as follows.  The amounts have not been reduced by the federal deferred tax effects of unrecognized tax benefits.

	2011	2010	2009
	(Dollars in thousands)
Balance at beginning of year	$114	$2,848	$2,409
Additions for tax positions related to the current year	--	--	109
Additions for tax positions of prior years	3	28	888
Reductions for tax positions of prior years	(49)	(195)	--
Reductions relating to settlement with taxing authorities	--	--	(97)
Lapse of statute of limitations	--	(2,567)	(461)
Balance at end of year	$68	$114	$2,848

If realized, the unrecognized tax benefits at September 30, 2011 would impact the effective tax rate.  After the related deferred tax effects, realization of those benefits would reduce income tax expense by  $20 thousand.  Included in the unrecognized tax benefits in the table above were accrued penalties and interest of  $20 thousand,  $17 thousand, and  $763 thousand for the years ended September 30, 2011, 2010, and 2009, respectively.  Estimated penalties and interest for the years ended September 30, 2011 and 2009 was  $2 thousand and  $87 thousand.  The net reversal of penalties and interest expense due to the lapse of statute of limitations for the years ended September 30, 2010 was  $463 thousand.  Estimated penalties and interest are included in income tax expense in the consolidated statements of income.  It is reasonably possible that decreases in gross unrecognized tax benefits totaling less than  $10 thousand may occur in fiscal year 2012 as a result of a lapse in the applicable statute of limitations.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas, as well as other states where it has nexus.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2008.

Employee Benefit Plans	12 Months Ended
Sep. 30, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
9.	EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan ("PIT") and an ESOP.  The plans cover all employees with a minimum of one year of service, at least age 21, and at least 1,000 hours of employment in each plan year.

Profit Sharing Plan – The PIT provides for two types of discretionary contributions. The first type is an optional Bank contribution and may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee's eligible compensation during the fiscal year.  The second contribution may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee's eligible compensation during the fiscal year if the employee matches 50.0% (on an after-tax basis) of the Bank's second contribution.  The PIT qualifies as a thrift and profit sharing plan for purposes of Internal Revenue Codes 401(a), 402, 412, and 417.  Total Bank contributions to the PIT amounted to  $105 thousand,  $101 thousand, and  $102 thousand for the years ended September 30, 2011, 2010, and 2009, respectively.

ESOP – The ESOP Trust acquired 3,024,574 shares (6,846,728 shares post corporate reorganization) of common stock in the Company's initial public offering and 4,726,000 shares of common stock in the Company's corporate reorganization in December of 2010.  Both acquisitions of common stock were made with proceeds from loans from the Company.  The loans are secured by shares of the Company stock purchased in each offering.  The Bank has agreed to make cash contributions to the ESOP on an annual basis sufficient to enable the ESOP to make the required annual loan payments to the Company on September 30 of each year. Share information presented below relating to the shares in the ESOP trust acquired prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.

The loan for the shares acquired in the initial public offering bears interest at a fixed-rate of 5.80%, with future principal and interest payable annually in two remaining fixed installments of  $3.0 million, as of September 30, 2011. Payments of  $3.0 million consisting of principal of  $2.5 million,  $2.4 million, and  $2.3 million and interest of  $465 thousand,  $604 thousand, and  $735 thousand were made on September 30, 2011, 2010, and 2009, respectively. The loan matures on September 30, 2013.

The loan for the shares acquired in the corporate reorganization bears interest at a fixed-rate of 3.25% and has a 30 year term.  The loan requires interest-only payments the first three years.  The first interest payment of  $1.2 million was paid on September 30, 2011 and the next two interest payments of  $1.5 million each are payable on September 30, 2012 and 2013.  Beginning in fiscal year 2014, principal and interest payments of  $2.7 million will be payable annually.  The loan matures on September 30, 2040.

As the annual loan payments are made, shares will be released from collateral at September 30 and allocated to qualified employees based on the proportion of their qualifying compensation to total qualifying compensation.  On September 30, 2011, 531,025 shares were released from collateral, and on September 30, 2012 and September 30, 2013, 551,988 shares will be released from collateral.  As ESOP shares are committed to be released from collateral, the Company records compensation expense.  Dividends on unallocated ESOP shares are only applied to the debt service payments of the loan secured by the unallocated shares.  Dividends on unallocated ESOP shares in excess of the debt service payment are recorded as compensation expense and distributed to participants or participants' ESOP accounts.  During the years ended September 30, 2011, 2010, and 2009, the Bank paid  $1.4 million,  $1.1 million, and  $863 thousand, respectively, of the ESOP debt payment because dividends on unallocated shares were insufficient to pay the scheduled debt payment, specifically on the loan for the shares acquired in the initial public offering.  Compensation expense related to the ESOP was  $8.7 million for the year ended September 30, 2011,  $6.5 million for the year ended September 30, 2010, and  $7.9 million for the year ended September 30, 2009.  The amount included in compensation expense for dividends on unallocated ESOP shares in excess of the debt service payments was  $2.7 million for the year ended September 30, 2011, which was related to the loan for the shares acquired in the corporate reorganization.  There were no such amounts for the years ended September 30, 2010 and 2009.

Participants have the option to receive the dividends on allocated shares and unallocated shares in excess of debt service payments, in cash or leave the dividend in the ESOP.  Dividends are reinvested in Company stock for those participants who choose to leave their dividends in the ESOP or who do not make an election.  The purchase of Company stock for reinvestment of dividends is made in the open market on or about the date of the cash disbursement to the participants who opt to take dividends in cash.

Shares may be withdrawn from the ESOP Trust due to retirement, termination or death of the participant.  Additionally, a participant may begin to diversify at least 25% of their ESOP shares at age 50.  Following is a summary of shares held in the ESOP Trust as of September 30, 2011 and 2010:

	2011	2010
	(Dollars in thousands)
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137

Fair value of unreleased ESOP shares	$58,759	$14,941

Stock Based Compensation	12 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation
10.	STOCK-BASED COMPENSATION

The Company has an Option Plan and an RRP which are considered share-based plans.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.  All share information presented below relating to stock options and RRP shares issued prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.

Stock Option Plan – The purpose of the Option Plan is to provide additional incentive to certain officers, directors and key employees by facilitating their purchase of a stock interest in the Company.  Pursuant to the Option Plan, subject to adjustment as described below, 8,558,411 shares of common stock were reserved for issuance by the Company upon exercise of stock options granted to officers, directors and employees of the Company and the Bank from time to time under the Option Plan. The Company may issue both incentive and nonqualified stock options under the Option Plan.  The Company may also award stock appreciation rights under the Option Plan, although to date no stock appreciation rights have been awarded under the Option Plan.  The incentive stock options expire no later than ten years and the nonqualified stock options expire no later than fifteen years from the date of grant.  The date on which the options are first exercisable is determined by the Stock Benefits Committee ("sub-committee"), a sub-committee of the Compensation Committee ("committee") of the Board of Directors.  The vesting period of the options generally ranges from three to five years.  The option price is equal to the market value at the date of the grant as defined by the Option Plan.

Under the Option Plan, incentive stock options may not be granted after April 2010 and nonqualified stock options may not be granted after April 2015.  At September 30, 2011, the Company had 2,856,549 shares available for future grants under the Option Plan.  This includes 2,380,866 shares added back to the Option Plan through the reload feature of the plan, which provides that the maximum number of shares with respect to which awards may be made under the plan shall be increased by (i) the number of shares of common stock repurchased by the Company with an aggregate price no greater than the cash proceeds received by the Company from the exercise of options under the Option Plan; and (ii) the number of shares surrendered to the Company in payment of the exercise price of options granted under the Option Plan.

The Option Plan is administered by the sub-committee, which selects the employees and non-employee directors to whom options are to be granted and the number of shares to be granted.  The exercise price may be paid in cash, shares of the common stock, or a combination of both.  The option price may not be less than 100% of the fair market value of the shares on the date of the grant. In the case of any employee who is granted an incentive stock option who owns more than 10% of the outstanding common stock at the time the option is granted, the option price may not be less than 110% of the fair market value of the shares on the date of the grant, and the option shall not be exercisable after the expiration of five years from the grant date.  Historically, the Company has issued shares held in treasury upon the exercise of stock options, except for the exercise of stock options after the corporate reorganization.  Shares were issued by the Company for those stock options exercised after the corporate reorganization.

The fair value of stock option grants are estimated on the date of grant using the Black-Scholes option pricing model.  The weighted average grant-date fair value of stock options granted during the fiscal years ended September 30, 2011, 2010, and 2009 was  $0.78,  $1.52, and  $2.22 per share, respectively.  Compensation expense attributable to stock options awards during the year ended September 30, 2011, 2010, and 2009 totaled  $131 thousand ( $122 thousand, net of tax),  $214 thousand ( $189 thousand, net of tax), and  $281 thousand ( $240 thousand, net of tax), respectively.  The following weighted average assumptions were used for valuing stock option grants for the years noted:

	2011	2010	2009

Risk-free interest rate	1.3%	2.1%	2.1%
Expected life (years)	5	4	4
Expected volatility	25%	25%	24%
Dividend yield	8.1%	6.2%	4.8%
Estimated forfeitures	12.9%	3.3%	10.5%

The risk-free interest rate was determined using the yield available on the option grant date for a zero-coupon U.S. Treasury security with a term equivalent to the expected life of the option.  The expected life for options granted was based upon historical experience.  The expected volatility was determined using historical volatilities based on historical stock prices.  The dividend yield was determined based upon historical quarterly dividends and the Company's stock price on the option grant date.  Estimated forfeitures were determined based upon voluntary termination behavior and actual option forfeitures.

A summary of option activity for the years ended September 30, 2011, 2010, and 2009 follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	919,639	$15.08	841,991	$14. 69	912,879	$13.10
Granted	2,030	10.86	119,945	14.25	94,460	18.57
Forfeited	(10,180)	16.59	--	--	--	--
Exercised	(4,525)	8.23	(42,297)	4.96	(165,348)	8.08
Options outstanding
at end of year	906,964	$15.09	919,639	$15.08	841,991	$14.69

During the years ended September 30, 2011, 2010, and 2009, the total pretax intrinsic value of stock options exercised was  $19 thousand,  $361 thousand, and  $1.7 million, respectively, and the tax benefits realized from the exercise of stock options were  $7 thousand,  $89 thousand, and  $515 thousand, respectively.  The fair value of stock options vested during the year ended September 30, 2011, 2010, and 2009 was  $150 thousand,  $264 thousand, and  $297 thousand, respectively.

The following summarizes information about the stock options outstanding and exercisable as of September 30, 2011:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Outstanding	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	6,550	4.95	11.42	--
13.33- 17.59	839,601	7.52	14.98	--
19.19	52,030	7.08	19.19	--
	906,964	7.44	$15.09	$57

	Options Exercisable
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Exercisable	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	4,926	1.93	11.61	--
13.33- 17.59	727,349	7.23	15.03	--
19.19	31,218	7.08	19.19	--
	772,276	7.14	$15.05	$57

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company's closing stock price of  $10.56 as of September 30, 2011, which would have been received by the option holders had all option holders exercised their options as of that date.  The total number of in-the-money options exercisable as of September 30, 2011 was 8,783.

As of September 30, 2011, the total future compensation cost related to non-vested stock options not yet recognized in the consolidated statements of income was  $148 thousand and the weighted average period over which these awards are expected to be recognized was 1.84 years.

Recognition and Retention Plan – The objective of the RRP is to enable the Company and the Bank to retain personnel of experience and ability in key positions of responsibility.  Employees and directors of the Bank are eligible to receive benefits under the RRP at the sole discretion of the sub-committee. The total number of shares originally eligible to be granted under the RRP was 3,423,364.  At September 30, 2011, the Company had 358,767 shares available for future grants under the RRP.  The RRP expires in April 2015.  No additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.

Compensation expense in the amount of the fair market value of the common stock at the date of the grant, as defined by the RRP, to the employee is recognized over the period during which the shares vest.  Compensation expense attributable to RRP awards during the years ended September 30, 2011, 2010, and 2009 totaled  $131 thousand ( $88 thousand, net of tax),  $238 thousand ( $153 thousand, net of tax), and  $323 thousand ( $204 thousand, net of tax), respectively.  A recipient of such restricted stock will be entitled to all voting and other stockholder rights (including the right to receive dividends on vested and non-vested shares), except that the shares, while restricted, may not be sold, pledged or otherwise disposed of and are required to be held in escrow by the Company.  If a holder of such restricted stock terminates employment for reasons other than death or disability, the employee forfeits all rights to the non-vested shares under restriction.  If the participant's service terminates as a result of death, disability, or if a change in control of the Bank occurs, all restrictions expire and all non-vested shares become unrestricted.  A summary of RRP share activity for the years ended September 30, 2011, 2010, and 2009 follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested RRP shares
at beginning of year:	23,762	$15.07	34,177	$15.17	52,509	$14.87
Granted	--	--	11,317	14.42	5,657	17.64
Vested	(10,180)	15.30	(21,732)	14.88	(23,989)	15.10
Forfeited	--	--	--	--	--	--
Unvested RRP shares
at end of year	13,582	$14.90	23,762	$15.07	34,177	$15.17

The estimated forfeiture rate for the RRP shares granted during the year ended September 30, 2011, 2010, and 2009 was 0% based upon voluntary termination behavior and actual forfeitures.  The fair value of RRP shares that vested during the years ended September 30, 2011, 2010, and 2009 totaled  $120 thousand,  $324 thousand, and  $363 thousand, respectively.  As of September 30, 2011, there was  $124 thousand of unrecognized compensation cost related to non-vested RRP shares to be recognized over a weighted average period of 1.9 years.

Performance Based Compensation	12 Months Ended
Sep. 30, 2011
Performance Based Compensation [Abstract]
Performance Based Compensation
11.	PERFORMANCE BASED COMPENSATION

The Company and the Bank have a short-term performance plan for all officers and a deferred incentive bonus plan for senior and executive officers.  The short-term performance plan has a component tied to Company performance and a component tied to individual participant performance.  Individual performance criteria are established by executive management for eligible non-executive employees of the Bank; individual performance of executive officers is reviewed by the committee.  Company performance criteria are approved by the committee.  Short-term performance plan awards are granted based upon a performance review by the committee.  The committee may exercise its discretion and reduce or not grant awards.  The deferred incentive bonus plan is intended to operate in conjunction with the short-term performance plan.  A participant in the deferred incentive bonus plan can elect to defer into an account between  $2 thousand and up to 50% (executive officers can defer up to 50%, while senior officers can elect to defer up to 35%) of the short-term performance plan award up to but not exceeding  $100 thousand.  The amount deferred receives an employer match of up to 50% that is accrued over a three year mandatory deferral period.  The amount deferred, plus up to a 50% match, is deemed to have been invested in Company stock on the last business day of the calendar year preceding the receipt of the short-term performance plan award, in the form of phantom stock.  The number of shares deemed purchased in phantom stock receives dividend equivalents as if the stock were owned by the officer.  At the end of the mandatory deferral period, the deferred incentive bonus plan award is paid out in cash and is comprised of the initial amount deferred, the match amount, dividend equivalents on the phantom shares over the deferral period and the increase in the market value of the Company's stock over the deferral period, if any, on the phantom shares.  There is no provision for the reduction of the deferred incentive bonus plan award if the market value of the Company's stock at the time is lower than the market value at the time of the deemed investment.
The total amount of short-term performance plan awards provided for the years ended September 30, 2011, 2010, and 2009 amounted to  $1.8 million,  $1.7 million, and  $1.1 million, respectively, of which  $345 thousand,  $332 thousand, and  $137 thousand, respectively, was deferred under the deferred incentive bonus plan.  The deferrals, any earnings on those deferrals and increases in the market value of the phantom shares, if any, will be paid in 2013, 2014, and 2015.  During fiscal years 2011, 2010, and 2009, the amount expensed in conjunction with the deferred amounts was  $153 thousand,  $86 thousand, and  $51 thousand, respectively.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
12.	COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate and purchase loans as of September 30, 2011 and 2010 as follows:

	2011	2010
	(Dollars in thousands)
Originate fixed-rate	$89,059	$75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
	$170,312	$107,066

As of September 30, 2011 and 2010, the Bank had approved but unadvanced home equity lines of credit and outstanding commitments on commercial loans of  $265.5 million and  $266.5 million, respectively.  Approval of lines of credit is based upon underwriting standards that do not allow total borrowings, including existing mortgages and lines of credit, to exceed 90% of the estimated market value of the customer's home.  Prior to June 2010, the limit was 95% of the estimated market value of the customer's home.

Commitments to originate mortgage and non-mortgage loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if considered necessary by the Bank, upon extension of credit is based on management's credit evaluation of the customer.  As of September 30, 2011 and 2010, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

As of September 30, 2011, the Bank had  $1.7 million of agreements outstanding in connection with the remodeling of the Bank's home office.

Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
13.	REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material adverse effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

The Bank's primary regulatory agency requires that the Bank maintain minimum ratios of tangible equity of 1.5%, Tier 1 (core) capital of 4%, and total risk-based capital of 8%.  As of September 30, 2011 and 2010, the most recent regulatory guidelines categorized the Bank as "well capitalized" under the regulatory framework for prompt corrective action.  To be categorized as "well capitalized," the Bank must maintain minimum Tier 1 (core) capital, Tier 1 risked based capital and total risk-based capital ratios as set forth in the table below.  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is subject and there were no conditions or events subsequent to September 30, 2011 that would change the Bank's category.  There are currently no regulatory capital requirements at the Company, but under the Dodd-Frank Act, the Company will become subject to regulatory capital requirements beginning July 21, 2015.

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

As of September 30, 2010:
Tangible equity	$824,768	9.8%	$126,666	1.5%	N/A	N/A
Tier 1 (core) capital	824,768	9.8	337,776	4.0	$422,220	5.0%
Tier 1 (core) risk-based capital	824,768	23.5	N/A	N/A	210,597	6.0
Total risk-based capital	835,324	23.8	280,796	8.0	350,995	10.0

A reconciliation of the Bank's equity under GAAP to regulatory capital amounts as of September 30, 2011 and 2010 is as follows:

	2011	2010
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,395,708	$857,114
Unrealized gains on AFS securities	(26,314)	(31,862)
Other	(251)	(484)
Total tangible and core capital	1,369,143	824,768
ACL(1)	11,710	10,556
Total risk based capital	$1,380,853	$835,324

(1)
This amount represents the general valuation allowances calculated using the formula analysis.  SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Under OCC and FRB regulations, there are limitations on the amount of capital the Bank may distribute to the Company.  Generally, this is limited to the earnings of the previous two calendar years and current year-to-date earnings.  Under OCC and FRB safe harbor regulations, the Bank may distribute to the Company capital not exceeding net income for the current calendar year and the prior two calendar years.  At September 30, 2011, the Bank was in compliance with the OCC and FRB safe harbor regulations.  So long as the Bank continues to remain "well capitalized" after each capital distribution, operate in a safe and sound manner, provide the OCC and FRB with updated capital levels, and non-performing asset balances and allowance for credit loss information as requested, and comply with OCC interest rate risk management guidelines, it is management's belief that the OCC and FRB will continue to allow the Bank to distribute its net income to the Company, although no assurance can be given in this regard.

Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements - ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  ASC 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures.  ASC 820 was issued to increase consistency and comparability in reporting fair values.

The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were measured at fair value at September 30, 2011 and 2010.  The Company's AFS securities are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as REO, LHFS, and impaired loans.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.

•
Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

The Company bases its fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  As required by ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The following is a description of valuation methodologies used for assets measured at fair value on a recurring basis.

AFS Securities - The Company's AFS securities portfolio is carried at estimated fair value, with any unrealized gains and losses, net of taxes, reported as AOCI in stockholders' equity.  The Company's major security types based on the nature and risks of the securities are included in the table below.  The majority of the securities within the AFS portfolio are issued by U.S. GSEs.  The fair values for all AFS securities are based on quoted prices for similar securities.  Various modeling techniques are used to determine pricing for the Company's securities, including option pricing and discounted cash flow models. The inputs to these models may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data.  There is an AFS security in the AFS portfolio that has significant unobservable inputs requiring the independent pricing services to use some judgment in determining its fair value.  This AFS security is classified as Level 3.  All other AFS securities are classified as Level 2.

The following tables provide the level of valuation assumption used to determine the carrying value of the Company's AFS securities measured at fair value on a recurring basis at September 30, 2011 and 2010.

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS securities
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS securities
GSE debentures	$50,255	$--	$50,255	$--
Municipal bonds	2,819	--	2,819	--
Trust preferred securities	2,796	--	--	2,796
MBS	1,004,496	--	1,004,496	--
	$1,060,366	$--	$1,057,570	$2,796

(1)
The Company's Level 3 AFS securities have had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of  $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were  $115 thousand.

(2)
The Company's Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of  $93 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were  $460 thousand.

The following is a description of valuation methodologies used for significant assets measured at fair value on a non-recurring basis.

Loans Receivable - Loans which meet certain criteria are evaluated individually for impairment. A loan is considered impaired when, based upon current information and events, it is probable the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  The unpaid principal balance of impaired loans at September 30, 2011 and 2010 was  $72.0 million and  $57.1 million, respectively. Substantially all of the Bank's impaired loans at September 30, 2011 and 2010 were secured by residential real estate.  These impaired loans are individually assessed to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.  Fair value is estimated through current appraisals, AVMs, BPOs, or listing prices in the event of a possible short sale.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3. Based on this evaluation, the Company maintained an ACL of  $3.8 million and  $4.3 million at September 30, 2011 and 2010, respectively, for such impaired loans.

REO, net - REO primarily represents residential real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at lower-of-cost or fair value.  Fair value is estimated through current appraisals, AVMs, BPOs, or listing prices.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  The fair value of REO at September 30, 2011 and 2010 was  $11.3 million and  $9.9 million, respectively.

The following tables provide the level of valuation assumption used to determine the carrying value of the Company's assets measured at fair value on a non-recurring basis at September 30, 2011 and 2010.

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$72,048	$--	$--	$72,048
REO, net	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$57,118	$--	$--	$57,118
REO, net	9,920	--	--	9,920
	$67,038	$--	$--	$67,038

Fair Value Disclosures - The Company determined estimated fair value amounts using available market information and a selection from a variety of valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amount the Company could realize in a current market exchange. The use of different market assumptions and estimation methodologies may have a material impact on the estimated fair value amounts.  The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates.  The carrying amounts and estimated fair values of the Company's financial instruments as of September 30, 2011 and 2010 were as follows:

	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$121,070	$121,070	$65,217	$65,217
AFS securities	1,486,439	1,486,439	1,060,366	1,060,366
HTM securities	2,370,117	2,434,392	1,880,154	1,913,454
Loans receivable	5,149,734	5,475,150	5,168,202	5,392,550
BOLI	56,534	56,534	54,710	54,710
Capital stock of FHLB	126,877	126,877	120,866	120,866
Liabilities:
Deposits	4,495,173	4,553,516	4,386,310	4,459,052
FHLB Advances	2,379,462	2,569,958	2,348,371	2,557,064
Other borrowings	515,000	545,096	668,609	701,099

The following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amounts of cash and cash equivalents are considered to approximate their fair value due to the nature of the financial asset.

AFS and HTM Securities - Estimated fair values of securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, 3) unobservable data that represents the Bank's assumptions about items that market participants would consider in determining fair value where no market data is available.  AFS securities are carried at estimated fair value.  HTM securities are carried at amortized cost.

Loans Receivable - Fair values are estimated for portfolios with similar financial characteristics.  Loans are segregated by type, such as one- to four-family residential mortgages, multi-family residential mortgages, nonresidential, and installment loans.  Each loan category is further segmented into fixed- and adjustable interest rate categories.  Market pricing sources are used to approximate the estimated fair value of fixed- and adjustable-rate one- to four-family residential mortgages.  For all other loan categories, future cash flows are discounted using the LIBOR curve plus a margin at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturity.

BOLI - The carrying value of BOLI is considered to approximate its fair value due to the nature of the financial asset.

Capital Stock of FHLB - The carrying value of FHLB stock equals cost.  The fair value is based on redemption at par value.

Deposits - The estimated fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date.  The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using a margin to the LIBOR curve.

Advances from FHLB - The estimated fair value of advances from FHLB is determined by discounting the future cash flows of each advance using a margin to the LIBOR curve.

Other Borrowings - The estimated fair value of the repurchase agreements is determined by discounting the future cash flows of each agreement using a margin to the LIBOR curve.  The Debentures had a variable rate structure, with the ability to redeem at par; therefore, the carrying value of the Debentures approximated their estimated fair value at September 30, 2010.  The Debentures were redeemed in April 2011.

Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
15.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events occurring subsequent to September 30, 2011, for potential recognition and disclosure.  There have been no material events or transactions which would require adjustments to the consolidated financial statements at September 30, 2011.

Selected Quarterly Financial Data	12 Months Ended
Sep. 30, 2011
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data
16.	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables present summarized quarterly data for each of the years indicated for the Company.  In December 2010, Capitol Federal Financial completed its corporate reorganization.  All share information used to calculate EPS in the consolidated financial statements prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio and is reflected in the following tables.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends paid per public share	0.800	0.675	0.075	0.075	1.625
Average number of shares outstanding	165,541	161,500	161,642	161,784	162,625

2010
Total interest and dividend income	$98,887	$93,707	$91,485	$89,972	$374,051
Net interest and dividend income	44,854	42,683	40,887	41,141	169,565
Provision for credit losses	3,115	3,200	1,816	750	8,881
Net income	20,980	14,655	16,758	15,447	67,840
Basic EPS	0.13	0.09	0.10	0.09	0.41
Diluted EPS	0.13	0.09	0.10	0.09	0.41
Dividends paid per public share	0.790	0.500	0.500	0.500	2.290
Average number of shares outstanding	165,854	165,734	165,869	165,989	165,862

Parent Company Financial Information (Parent Company Only)	12 Months Ended
Sep. 30, 2011
Parent Company Financial Information (Parent Company Only) [Abstract]
Parent Company Financial Information (Parent Company Only)
17.	PARENT COMPANY FINANCIAL INFORMATION (PARENT COMPANY ONLY)

The Company serves as the holding company for the Bank (see Note 1).  The Company's (parent company only) balance sheets as of September 30, 2011 and 2010, and the related statements of income and cash flows for each of the three years in the period ended September 30, 2011 are as follows:

BALANCE SHEETS
SEPTEMBER 30, 2011 and 2010
(Dollars in thousands, except share amounts)

	2011	2010
ASSETS
Cash and cash equivalents	$113,101	$88,098
Investment in the Bank	1,395,708	857,115
AFS securities, at fair value (amortized cost of $362,271 and $0)	362,875	--
Investment in certificates of deposit at the Bank	--	55,000
Note receivable - ESOP	52,759	8,024
Other assets	75	7,604
Accrued interest receivable	1,812	--
Income taxes receivable	2,855	138
Deferred income tax assets	10,409	--
TOTAL ASSETS	$1,939,594	$1,015,979

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$65	$420
Other borrowings	--	53,609
Total liabilities	65	54,029

STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
167,498,133 shares issued; 167,498,133 and 73,992,678 shares	1,675	915
outstanding as of September 30, 2011 and 2010, respectively
Additional paid-in capital	1,392,691	457,795
Unearned compensation - ESOP	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
AOCI, net of tax	26,707	31,862
	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of
September 30, 2011 and 2010, respectively	--	(323,361)

Total stockholders' equity	1,939,529	961,950

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,939,594	$1,015,979

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$45,643	$84,869	$50,056
Interest income from other investments	3,221	2,927	3,612
Interest income from securities	1,093	--	--
Total interest and dividend income	49,957	87,796	53,668

INTEREST EXPENSE	855	1,680	2,573

NET INTEREST AND DIVIDEND INCOME	49,102	86,116	51,095

OTHER INCOME	26	50	76

OTHER EXPENSES:
Contribution to Foundation	40,000	--	--
Salaries and employee benefits	856	929	1,108
Regulatory and outside services	337	493	228
Other, net	650	270	243
Total other expenses	41,843	1,692	1,579

INCOME BEFORE INCOME TAX BENEFIT AND EQUITY
IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY	7,285	84,474	49,592

INCOME TAX BENEFIT	(13,425)	(138)	(162)

INCOME BEFORE EQUITY IN UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	20,710	84,612	49,754

EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY
(EXCESS OF DISTRIBUTION OVER)	17,693	(16,772)	16,544

NET INCOME	$38,403	$67,840	$66,298

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$38,403	$67,840	$66,298
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	(17,693)	16,772	(16,544)
Amortization/accretion of premiums/discounts	3,529	--	--
Amortization of deferred debt issuance costs	--	--	28
Other, net	(1,812)	1	14
Provision for deferred income taxes	(10,409)	--	--
Changes in:
Other assets	1,547	--	2,999
Income taxes receivable/payable	(2,927)	24	(95)
Accounts payable and accrued expenses	(355)	3	(292)
Net cash flows provided by operating activities	10,283	84,640	52,408

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	(567,422)	--	--
Purchase of AFS investment securities	(405,800)	--	--
Proceeds from maturities of AFS securities	40,000	--	--
Proceeds from maturities of Bank certificates	55,000	5,000	--
Purchase of Capitol Federal Financial, Inc. stock	--	(1)	--
Principal collected on notes receivable from ESOP	2,525	2,387	2,256
Net cash flows (used in)/provided by investing activities	(875,697)	7,386	2,256

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (Deferred offering costs)	1,094,101	(5,982)	--
Payment from subsidiary for sale of treasury stock related to
RRP shares	--	162	87
Dividends paid	(150,110)	(48,400)	(44,069)
Repayment of other borrowings	(53,609)	--	--
Acquisition of treasury stock	--	(4,019)	(2,426)
Stock options exercised	35	210	1,337
Net cash flows provided by/(used in) financing activities	890,417	(58,029)	(45,071)

NET INCREASE IN CASH AND CASH EQUIVALENTS	25,003	33,997	9,593

CASH AND CASH EQUIVALENTS:
Beginning of year	88,098	54,101	44,508

End of year	$113,101	$88,098	$54,101

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$1,274	$1,678	$2,866

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING
AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock	$47,260	$--	$--

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Description of Business
Description of Business - Capitol Federal Financial, Inc. (the "Company") provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the "Bank") which has 35 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City. The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the "OTS") to be merged into the Office of the Comptroller of the Currency (the "OCC").  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, and the Board of Governors of the Federal Reserve System ("FRB") assumed all functions and authority from the OTS relating to savings and loan holding companies.   Effective July 21, 2011, the Bank is regulated by the OCC and the Company is regulated by the FRB.  Prior to that date, the Bank and Company were regulated by the OTS.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the "FDIC").  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its related tax liability.  If any entity has a tax benefit due to a taxable loss, the Bank reimburses the entity for the related tax benefit.

The Company's ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The future dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company's financial condition and results of operations, the Bank's regulatory capital requirements, regulatory limitations on the Bank's ability to make capital distributions to the Company, and the amount of cash at the holding company.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation
Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization ("corporate reorganization").  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC's ("MHC") ownership interest in Capitol Federal Financial was sold in a public offering.  Gross proceeds from the offering were  $1.18 billion and related offering expenses were  $46.7 million, of which  $6.0 million were incurred and deferred in fiscal year 2010.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  The exchange ratio was 2.2637 and ensured that immediately after the corporate reorganization the public stockholders of Capitol Federal Financial owned the same aggregate percentage of the Company's common stock that they owned of Capitol Federal Financial's common stock immediately prior to the reorganization.  All share information used to calculate EPS in the consolidated financial statements prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.  In conjunction with the corporate reorganization, the Company contributed  $40.0 million of cash to the Bank's charitable foundation, Capitol Federal Foundation.  Additionally, a "liquidation account" has been established for the benefit of certain depositors of the Bank in an amount equal to MHC's ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2011, the balance of the liquidation account was  $405.4 million.  Under OCC regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders' equity would be reduced below the current amount of the liquidation account at that time.

The consolidated financial statements after the corporate reorganization in December 2010 include the accounts of the Company and its wholly owned subsidiary, the Bank.  The consolidated financial statements prior to the corporate reorganization include the accounts of Capitol Federal Financial and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank's ACL.  The bank regulators have the ability to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management's judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company's financial condition and results of operations.

Cash and Cash Equivalents
Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has acknowledged informal agreements with other banks where it maintains deposits. Under these agreements, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2011 and 2010, the average daily balance of required reserves at the Federal Reserve Bank was  $9.3 million and  $9.7 million, respectively.

Securities
Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises ("GSE"), including Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and FHLB, United States Government agencies, including Government National Mortgage Association ("GNMA"), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management's intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost. Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) within stockholders' equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method. Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank's assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During fiscal year 2010, the Bank held trading securities for a limited time.  The securities were received in conjunction with the swap of originated fixed-rate mortgage loans with FHLMC for MBS.  During the fiscal year ended September 30, 2011, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly. The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer's financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management's intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities. Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable
Loans Receivable - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.  The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears.  Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited beyond 90 days delinquent is reversed.  A non-accrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due.

Existing loan customers, whose loans have not been sold to third parties and who have not been delinquent on their contractual loan payments during the previous 12 months have the opportunity, for a fee, to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees or costs continue to be deferred.

For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment accommodation to borrowers that are experiencing a temporary cash flow problem.  The most frequently used accommodation is to reduce the monthly payment amount for a period of six to 12 months, often by requiring payments of only interest and escrow during this period. These restructurings result in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and more lengthy extensions of the maturity date.  All such concessions are considered a troubled debt restructuring ("TDR").  The Bank does not forgive principal or interest nor does it commit to lend additional funds to debtors whose terms have been modified in TDRs.

The Company adopted Accounting Standards Update ("ASU") No. 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, (ASU 2011-02) on July 1, 2011.  ASU No. 2011-02 provides additional guidance to creditors for evaluating whether a restructuring of a loan is a TDR.  In evaluating whether a loan restructuring constitutes a TDR, a creditor must separately conclude that the restructuring constitutes a concession to the borrower and the borrower is experiencing financial difficulties.

As a result of adopting the ASU, management reassessed all restructurings that occurred on or after October 1, 2010, for identification as TDRs.  Management identified certain endorsed loans that are now required to be reported as TDRs due to decreases in soft credit scores and/or estimated loan-to-value ("LTV") ratios since the time the loan was originated.  Because of these decreases, the borrower could be experiencing financial difficulties even though they have not been delinquent in the previous 12 months on their existing loan payments.  These loans had been measured under the general valuation allowance methodology, prior to the adoption of ASU 2011-02.  Upon adoption, management classified the loans as impaired and began measuring the loans under the specific valuation allowance ("SVA") methodology.  Management will continue to apply the SVA methodology to these loans as long as they are classified as impaired.

Additionally, management identified certain loan restructurings that occurred on or after October 1, 2010, where the loan restructurings resulted in an insignificant delay in the timing of the loan principal payments. The deferral period for these restructured loans was six months or less and any reduction in the principal value of cash flows as a result of the restructuring was due to the insignificant delay in the timing of principal payments. The Bank did not forgive any interest or principal in association with these restructurings.  Upon adoption, management began measuring these loans under the general valuation allowance methodology.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  Management considers the following loans to be impaired loans: all non-accrual loans, loans classified as substandard, loans with SVAs, and TDRs that have not been performing under the new terms for 12 consecutive months or are required by the accounting literature to be classified as a TDR for the life of the loan due to a reduction in the stated interest rate to a rate lower than the current market rate for new debt with similar risk.

Allowance for Loan Losses
Allowance for Credit Losses - The ACL represents management's best estimate of the amount of known and inherent losses in the loan portfolio as of the balance sheet date.  Management's methodology for assessing the appropriateness of the ACL consists of a formula analysis for general valuation allowances and the establishment of SVAs for identified problem loans.  Management maintains the ACL through provisions for credit losses that are charged to income.

For one- to four-family loans, losses are charged-off when a loan is transferred to REO or if there is a short-sale of the collateral.  For consumer home equity loans where the Bank holds the first mortgage, if the loan balance is in excess of the fair value and the loan is in foreclosure, the difference between the loan balances and the fair value is charged-off.  Estimated selling costs and private mortgage insurance ("PMI") proceeds are also taken into consideration when calculating the amount to charge-off for home equity loans.  For consumer home equity loans where the Bank does not hold the first mortgage, foreclosure is pursued or the loan balance is charged-off.  Other consumer loans that are unsecured are entirely charged-off once the loan is 120 days past due.  For multi-family and commercial loans, the Bank records an SVA when it is determined that the collection of all or a portion of a loan may not be collected and the amount of that loss is reasonably estimated.

The Bank's primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank's loan portfolio, the primary risks inherent in the one- to four-family and consumer loan portfolios are the continued weakened economic conditions, continued high levels of unemployment or underemployment, and a continuing decline in residential real estate values.  Any one or a combination of these events may adversely affect borrowers' ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio also shares the risk of continued weakened economic conditions, the primary risks for this portfolio include the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property; therefore, the Bank could hold the property for an extended period of time and potentially be forced to sell at a discounted price, resulting in additional losses.

Management considers several quantitative and qualitative factors quarterly while monitoring the credit quality of the loan portfolio and evaluating the adequacy of the ACL.  Such factors include: the trend and composition of delinquent and non-performing loans, the results of foreclosed property and short-sale transactions (historical losses and net charge-offs), increase in and establishment of SVAs, the current status and trends of local and national economies, the trends and current conditions in the residential real estate markets, and loan portfolio growth and concentrations.

Since the Bank's loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank's local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management's general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.   Reviewing these quantitative and qualitative factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank's allowance for credit loss methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.  There were no significant modifications to the formula analysis methodology during the year ended September 30, 2011.

The formula analysis for general valuation allowances is updated each quarter.  Within the formula analysis, the loan portfolio is segregated into the following categories:  one- to four-family loans, multi-family and commercial loans, consumer home equity loans, and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis to calculate a combined LTV ratio.  Impaired loans are excluded from the formula analysis as they are individually evaluated for SVAs.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics:  originated or purchased from a nationwide lender, interest payments (fixed-rate, adjustable-rate, and interest-only), LTV ratios, borrower's credit scores, and geographic location.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.  The geographic location category pertains primarily to certain states in which the Bank has experienced measurable losses on REO and short-sales.

Quantitative loss factors are applied to each loan category in the formula analysis based on the historical loss experience and current SVAs, adjusted for loan delinquency trends, for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience for each respective loan category.

Qualitative loss factors are applied to each loan category in the formula analysis.  The qualitative factors for the one- to four-family and consumer loan portfolios are:  unemployment rate trends, collateral value trends, credit score trends, and delinquent loan trends.  The qualitative factors for the multi-family and commercial loan portfolio are:  unemployment rate trends, collateral value trends, and delinquent loan trends.  As loans are classified as special mention or become 30 to 89 days delinquent, the qualitative loss factors increase based upon delinquent loan trends.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

SVAs are established in connection with individual loan reviews of impaired loans.  Since the majority of the Bank's loan portfolio is composed of residential real estate, determining the estimated fair value of the underlying collateral is important in evaluating the amount of SVAs required for impaired one- to four-family loans.  If the estimated fair value of the collateral, less estimated costs to sell and anticipated PMI proceeds, is less than the current loan balance, an SVA is established for the difference.  Once a purchased one- to four-family loan is 90 days delinquent, new collateral values are obtained through automated valuation models ("AVMs") or broker price opinions ("BPOs").  An updated AVM or BPO is then requested approximately every six months while the loan is greater than 90 days delinquent.  Due to the relatively stable home values in Kansas and Missouri, new appraisals on originated one- to four- family loans are not obtained until a loan enters foreclosure.  For originated one- to four-family loans and home equity loans that are impaired and the most recent appraisal is more than one year old, management estimates the fair value of the collateral using the most recently published Federal Housing Finance Agency ("FHFA") index.  For those loans where the FHFA fair value estimate results in a value less than the outstanding loan balance, an updated appraisal is obtained and is used to establish the SVA. If the Bank holds the first and second mortgage, both loans are combined when evaluating the need for an SVA.

Loans with an outstanding balance of  $1.5 million or more are reviewed annually if secured by property in one of the following categories:  multi-family (five or more units) property, unimproved land, other improved commercial property, acquisition and development of land projects, developed building lots, office building, single-use building, or retail building.  SVAs are established if necessary, or management may charge-off such losses if deemed appropriate.

Assessing the adequacy of the ACL is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the ACL.  In the opinion of management, the ACL, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if loan portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance
Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank's compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual's designated beneficiary equal to the insured individual's base compensation at the time BOLI was approved by the Bank's Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual's designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.   Changes in the cash surrender value are recorded in Income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank
Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank's holding requirement varies based on the Bank's activities, primarily the Bank's outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank's investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as interest and dividend income in the consolidated statements of income.

Premises and Equipment
Premises and Equipment - Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years. Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Real Estate Owned
Real Estate Owned - REO primarily represents foreclosed assets held for sale.  REO is reported at the lower of cost or estimated fair value less estimated selling costs ("realizable value.")  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed. Gains and losses on the sale of REO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Income Tax
Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of vested RRP shares.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and RRP shares are credited to additional paid-in capital.  The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan
Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company's common stock are being repaid from the Bank's contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders' equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company's stock during the quarter.  Additionally, the shares become outstanding for EPS computations once they are committed to be released.

Stock-based Compensation
Stock-based Compensation - The Company has a Stock Option and Incentive Plan (the "Option Plan") and an RRP which are considered share-based payment awards.  Compensation expense is recognized over the service period of each share-based payment award.  The Company applies a fair-value-based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds
Borrowed Funds - The Bank enters into sales of securities under agreements to repurchase with selected brokers ("repurchase agreements").  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in the Bank's securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to the Bank the same securities at the maturity of the agreement. The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank's Thrift Financial Report to the OCC, without pre-approval from the FHLB president.

Capitol Federal Financial Trust I (the "Trust") is a Delaware statutory trust established by Capitol Federal Financial.  The Trust was formed for the purpose of issuing Company obligated mandatorily redeemable preferred securities ("Trust Preferred Securities"). The Trust issued  $53.6 million of Trust Preferred Securities.  When the Trust Preferred Securities were issued, the Trust used the proceeds to purchase a like amount of Junior Subordinated Deferrable Interest Debentures (the "Debentures") of the Company. The Company guaranteed the obligations of the Trust.  The Debentures were redeemed in April 2011.  The Debentures were the sole assets of the Trust, and were reported in Other Borrowings in the September 30, 2010 consolidated balance sheet.  The Trust was not included in the consolidated financial statements.

The Bank is authorized to borrow from the Federal Reserve Bank's "discount window."  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2011 or 2010.

Comprehensive Income
Comprehensive Income - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders' equity.

Segment Information
Segment Information - As a community-oriented financial institution, substantially all of the Bank's operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company's only operating segment for financial reporting purposes.

Earnings Per Share
Earnings Per Share - Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the RRP shares which have vested or have been allocated to participants. ESOP and RRP shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  Unvested awards that contain nonforfeitable rights to dividends should be treated as participating securities in the computation of EPS pursuant to the two-class method; however, the Company has determined the impact of doing so is inconsequential.

Recent Accounting Pronouncements
Recent Accounting Pronouncements - Effective October 1, 2010, the Company adopted new authoritative accounting guidance under Accounting Standards Codification ("ASC") 860, Transfers of Servicing Assets.  The objective of this standard is to improve the relevance, representational faithfulness, and comparability of the information provided in the financial statements related to the transfer of financial assets; the effects of a transfer on the Company's financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets.  The adoption of this standard did not have an impact on the Company's financial condition or results of operations.

Effective October 1, 2010, the Company also adopted new authoritative accounting guidance under ASC 810, Consolidation.  The new guidance did not change many of the key principles for determining whether an entity is a variable interest entity consistent with the ASC on "Consolidation", but does amend many important provisions of the existing guidance on "Consolidation."  The adoption of this standard did not have an impact on the Company's financial condition, results of operations, or financial statement disclosures.

In July 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its ACL. The objective of enhancing these disclosures is to improve financial statement users' understanding of (1) the nature of an entity's credit risk associated with its financing receivables and (2) the entity's assessment of that risk in estimating its ACL as well as changes in the allowance and the reasons for those changes.   The new and amended disclosures that relate to information as of the end of a reporting period were effective for the Company at March 31, 2011. The disclosures that include information for activity that occurs during a reporting period were effective beginning January 1, 2011 for the Company.  Since the provisions of ASU 2010-20 are disclosure-related, the Company's adoption of this guidance did not have an impact to its financial condition or results of operations.

In January 2011, the FASB issued ASU 2011-01, Deferral of the Effective Date of Disclosures About Troubled Debt Restructurings in Update No. 2010-20, which temporarily deferred the effective date in ASU 2010-20 for disclosures about TDRs by creditors until the FASB finalized its project on determining what constitutes a TDR for a creditor. In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, which amends the content in ASC 310 related to identifying TDRs and effectively nullifies ASU 2011-01.  ASU 2011-02 removes the deferral of the TDR disclosure requirements of ASU 2010-20 for public entities and thus establishes the effective date for those disclosures.  ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, which was July 1, 2011 for the Company.  2011-02 is to be applied retrospectively to modifications occurring on or after the beginning of the fiscal year of adoption, which was October 1, 2010 for the Company.  The adoption of ASU 2011-02 did not have a significant impact on the Company's financial condition or results of operations.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements.  The primary objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU eliminates the requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement, which may result in more repurchase agreements to be accounted for as secured borrowings rather than as a sale.  ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011, which is January 1, 2012 for the Company, and should be applied prospectively.  The Company accounts for its repurchase agreements as secured borrowings; therefore, the adoption of ASU 2011-03 is not expected to have a material impact on its financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU is a result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRSs").  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, some of the components of this ASU could change how fair value measurement guidance in ASC 820, Fair Value Measurements and Disclosures, is applied.  This ASU does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011, which is January 1, 2012 for the Company, and should be applied retrospectively. The provisions of ASU 2011-04 applicable to the Company are disclosure related.  The Company is currently disclosing its fair value measurements in compliance with the converged guidance; therefore, the adoption of ASU 2011-04 will not have an impact to the Company's financial statement disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revises how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement, that would include the components of other comprehensive income.  The ASU does not change the items that an entity must report in other comprehensive income.  ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which is October 1, 2012 for the Company, and should be applied retrospectively for all periods presented in the financial statements.  The Company has not yet decided which statement format it will adopt.

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2011	2010	2009
	(Dollars in thousands, except per share data)
Net income (1)	$38,403	$67,840	$66,298

Average common shares outstanding	162,432,315	165,689,601	165,403,759
Average committed ESOP shares outstanding	192,959	172,575	172,575
Total basic average common shares outstanding	162,625,274	165,862,176	165,576,334

Effect of dilutive RRP shares	2,747	6,492	12,174
Effect of dilutive stock options	4,644	30,777	132,668

Total diluted average common shares outstanding	162,632,665	165,899,445	165,721,176

Net EPS
Basic	$0.24	$0.41	$0.40
Diluted	$0.24	$0.41	$0.40

Antidilutive stock options and RRP, excluded
from the diluted average common shares
outstanding calculation	898,415	642,777	167,626

(1)	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Securities (Tables)	12 Months Ended
Sep. 30, 2011
Securities [Abstract]
Amortized Cost, Estimated Fair Value, And Gross Unrealized Gains And Losses Of AFS And HTM Securities

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

	September 30, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$50,151	$104	$--	$50,255
Municipal bonds	2,649	170	--	2,819
Trust preferred securities	3,721	--	925	2,796
MBS	952,621	51,881	6	1,004,496
	1,009,142	52,155	931	1,060,366

HTM:
GSE debentures	1,208,829	4,441	--	1,213,270
Municipal bonds	67,957	2,654	1	70,610
MBS	603,368	26,209	3	629,574
	1,880,154	33,304	4	1,913,454
	$2,889,296	$85,459	$935	$2,973,820

Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

	September 30, 2010
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	--	$--	$--	--	$--	$--
Trust preferred securities	--	--	--	1	2,796	925
MBS	4	1,678	5	3	359	1
	4	$1,678	$5	4	$3,155	$926

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	1	878	1
MBS	1	48,392	3	--	--	--
	1	$48,392	$3	1	$878	$1

Schedule Of Contractual Maturities

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$301,992	$302,329	$1,729	$1,745	$303,721	$304,074
One year through five years	447,564	449,236	663,871	668,228	1,111,435	1,117,464
Five years through ten years	159,505	172,066	492,407	513,849	651,912	685,915
Ten years and thereafter	534,468	562,808	1,212,110	1,250,570	1,746,578	1,813,378
	$1,443,529	$1,486,439	$2,370,117	$2,434,392	$3,813,646	$3,920,831

Carrying Value Of Mortgage Backed Securities In Portfolio

	At September 30,
	2011	2010
	(Dollars in thousands)
FNMA	$1,384,396	$890,216
FHLMC	823,728	712,253
GNMA	202,340	2,452
Private Issuer	1,612	2,943
	$2,412,076	$1,607,864

Schedule Of Taxable And Non-taxable Components Of Interest Income

	For the Year Ended
	September 30,
	2011	2010	2009
	(Dollars in thousands)
Taxable	$17,180	$13,547	$3,526
Non-taxable	1,897	2,135	2,007
	$19,077	$15,682	$5,533

Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral Table Text Block

	September 30,
	2011		2010
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$571,016	$597,286	$671,852	$709,919
Retail deposits	44,429	44,991	--	--
Public unit deposits	116,472	124,785	120,241	128,621
Federal Reserve Bank	26,666	27,939	34,720	36,363
	$758,583	$795,001	$826,813	$874,903

Loans Receivable And Allowance For Credit Losses (Tables)	12 Months Ended
Sep. 30, 2011
Loans Receivable And Allowance For Credit Losses [Abstract]
Summary Of Loans Receivable

	2011	2010
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$4,918,778	$4,915,651
Multi-family and commercial	57,965	66,476
Construction	47,368	33,168
Total real estate loans	5,024,111	5,015,295

Consumer Loans:
Home equity	164,541	186,347
Other	7,224	7,671
Total consumer loans	171,765	194,018

Total loans receivable	5,195,876	5,209,313
Less:
Undisbursed loan funds	22,531	15,489
ACL	15,465	14,892
Discounts/unearned loan fees	19,093	22,267
Premiums/deferred costs	(10,947)	(11,537)
	$5,149,734	$5,168,202

Recorded Investment Of Loans, Past Due

			Total		Total
	30 to 89 Days	90 or More Days	Delinquent	Current	Recorded
	Delinquent	Delinquent	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

Recorded Investment In Loans, Less SVAs

	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$32,673	$18,419
One- to four-family - purchased	447	15,987
Multi-family and commercial	7,683	--
Consumer - home equity	50	592
Consumer - other	--	5
	$40,853	$35,003

LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans

	Weighted Average	Weighted Average
	Credit Score	LTV
One- to four-family - originated	762	66%
One- to four-family - purchased	740	60
Consumer - home equity	742	20
	759	64%

Troubled Debt Restructurings On Financing Receivable, Recorded Investment

	Restructurings
	Due to	Loan
	Financial	Endorsement
	Difficulties	Program	Total
	(Dollars in thousands)
One- to four-family loans - originated	$23,534	$19,624	$43,158
One- to four-family loans - purchased	6,155	--	6,155
Multi-family and commercial loans	563	--	563
Consumer - home equity	413	--	413
Consumer - other	2	--	2
	$30,667	$19,624	$50,291

Troubled Debt Restructurings On Financing Receivables

	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
		(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

Troubled Debt Restructurings on Financing Receivables That Subsequently Defaulted

Number
	of	Recorded
	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	13	$1,353
One- to four-family loans - purchased	--	--
Multi-family and commercial loans	--	--
Consumer - home equity	--	--
Consumer - other	--	--
	13	$1,353

Impaired Loans By Class

				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575

With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261

Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance For Credit Losses

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans
outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date
to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710
ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method

	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family	Family	Family	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199

Premises And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Summary Of The Carrying Value Of Banking Premises And Equipment

	2011	2010
	(Dollars in thousands)
Land	$8,684	$7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
	100,575	90,461

Less accumulated depreciation	52,152	49,201

	$48,423	$41,260

Schedule Of Future Minimum Rental Commitments
2012	$1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
$11,801

Deposits (Tables)	12 Months Ended
Sep. 30, 2011
Deposits [Abstract]
Summary Of Deposits

	2011			2010
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$551,632	0.08%	12.3%	$482,428	0.13%	11.0%
Savings	253,184	0.41	5.6	234,285	0.54	5.3
Money market	1,066,065	0.35	23.7	942,428	0.65	21.5
Total non-certificates	1,870,881	0.28	41.6	1,659,141	0.48	37.8

Certificates of deposit:
0.00 – 0.99%	339,803	0.50	7.6	193,959	0.53	4.4
1.00 – 1.99%	1,106,957	1.27	24.6	1,013,538	1.44	23.1
2.00 – 2.99%	775,235	2.49	17.2	777,687	2.53	17.7
3.00 – 3.99%	371,682	3.42	8.3	576,595	3.50	13.2
4.00 – 4.99%	30,615	4.40	0.7	164,763	4.32	3.8
5.00 – 5.99%	--	--	--	627	5.29	--
Total certificates of deposit	2,624,292	1.87	58.4	2,727,169	2.29	62.2
	$4,495,173	1.21%	100.0%	$4,386,310	1.61%	100.0%

Summary Of Certificates Of Deposit Maturity

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2012	$1,390,231	1.65%
2013	555,043	1.86
2014	309,015	2.27
2015	317,065	2.43
2016	49,423	2.22
Thereafter	3,515	2.46
	$2,624,292	1.87%

Summary Of Interest Expense On Deposits

	Year Ended September 30,
	2011	2010	2009
	(Dollars in thousands)
Checking	$441	$622	$879
Savings	1,225	1,323	1,873
Money market	5,307	6,522	8,512
Certificates	56,595	70,749	89,207
	$63,568	$79,216	$100,471

Borrowed Funds (Tables)	12 Months Ended
Sep. 30, 2011
Borrowed Funds [Abstract]
FHLB Advances

	2011	2010
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,400,000	$2,376,000
Deferred prepayment penalty	(20,995)	(28,261)
Deferred gain on terminated interest rate swaps	457	632
	$2,379,462	$2,348,371

Weighted average contractual interest rate on FHLB advances	3.37%	3.61%
Weighted average effective interest rate on FHLB advances (1)	3.71%	3.96%

(1)
The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Other Borrowings

	2011		2010
		Weighted		Weighted
		Average		Average
		Contractual		Contractual
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Repurchase agreements	$515,000	4.00%	$615,000	4.03%
Debentures	--	--	53,609	3.28
	$515,000	4.00%	$668,609	3.97%

Maturity Of Borrowed Funds

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2012	$350,000	$150,000	$500,000	3.67%	3.67%
2013	525,000	145,000	670,000	3.74	4.00
2014	450,000	100,000	550,000	3.33	3.96
2015	200,000	20,000	220,000	3.50	4.16
2016	275,000	--	275,000	3.86	4.39
Thereafter	600,000	100,000	700,000	3.06	3.08
	$2,400,000	$515,000	$2,915,000	3.48%	3.76%

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	2011	2010	2009
Current	(Dollars in thousands)
Federal	$25,889	$31,252	$32,590
State	2,707	2,807	2,788
	28,596	34,059	35,378
Deferred
Federal	(8,933)	3,209	3,285
State	(714)	257	263
	(9,647)	3,466	3,548
	$18,949	$37,525	$38,926

Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$20,073	35.0%	$36,878	35.0%	$36,828	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	1,993	3.4	3,064	2.9	3,051	2.9
Net tax-exempt interest income	(577)	(1.0)	(624)	(0.6)	(579)	(0.6)
Change in cash surrender value of BOLI	(638)	(1.1)	(421)	(0.4)	(406)	(0.4)
Low income housing tax credits	(1,397)	(2.4)	(1,209)	(1.1)	(1,013)	(1.0)
Other	(505)	(0.9)	(163)	(0.2)	1,045	1.1
	$18,949	33.0%	$37,525	35.6%	$38,926	37.0%

Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax

	2011	2010	2009
	(Dollars in thousands)
Foundation contribution	$(12,824)	$--	$--
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty	--	1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
	$(9,647)	$3,466	$3,548

Components Of Net Deferred Income Tax (Liabilities) Assets

	2011	2010
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$12,824	$--
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950

Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670

Deferred income tax liabilities:
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914

Net deferred tax liabilities	$(20,447)	$(33,244)

Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits

	2011	2010	2009
	(Dollars in thousands)
Balance at beginning of year	$114	$2,848	$2,409
Additions for tax positions related to the current year	--	--	109
Additions for tax positions of prior years	3	28	888
Reductions for tax positions of prior years	(49)	(195)	--
Reductions relating to settlement with taxing authorities	--	--	(97)
Lapse of statute of limitations	--	(2,567)	(461)
Balance at end of year	$68	$114	$2,848

Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2011
Employee Benefit Plans [Abstract]
Summary Of Shares Held In The ESOP Trust

	2011	2010
	(Dollars in thousands)
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137

Fair value of unreleased ESOP shares	$58,759	$14,941

Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Schedule Of Share Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants

	2011	2010	2009

Risk-free interest rate	1.3%	2.1%	2.1%
Expected life (years)	5	4	4
Expected volatility	25%	25%	24%
Dividend yield	8.1%	6.2%	4.8%
Estimated forfeitures	12.9%	3.3%	10.5%

Summary Of Option Activity

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	919,639	$15.08	841,991	$14. 69	912,879	$13.10
Granted	2,030	10.86	119,945	14.25	94,460	18.57
Forfeited	(10,180)	16.59	--	--	--	--
Exercised	(4,525)	8.23	(42,297)	4.96	(165,348)	8.08
Options outstanding
at end of year	906,964	$15.09	919,639	$15.08	841,991	$14.69

Summary Of Stock Options Outstanding And Exercisable

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Outstanding	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	6,550	4.95	11.42	--
13.33- 17.59	839,601	7.52	14.98	--
19.19	52,030	7.08	19.19	--
	906,964	7.44	$15.09	$57

	Options Exercisable
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Exercisable	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	4,926	1.93	11.61	--
13.33- 17.59	727,349	7.23	15.03	--
19.19	31,218	7.08	19.19	--
	772,276	7.14	$15.05	$57

Summary Of RRP Share Activity

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested RRP shares
at beginning of year:	23,762	$15.07	34,177	$15.17	52,509	$14.87
Granted	--	--	11,317	14.42	5,657	17.64
Vested	(10,180)	15.30	(21,732)	14.88	(23,989)	15.10
Forfeited	--	--	--	--	--	--
Unvested RRP shares
at end of year	13,582	$14.90	23,762	$15.07	34,177	$15.17

Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments Outstanding To Originate And Purchase Loans

	2011	2010
	(Dollars in thousands)
Originate fixed-rate	$89,059	$75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
	$170,312	$107,066

Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Summary Of Capital And Total Risk-Based Capital Ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

As of September 30, 2010:
Tangible equity	$824,768	9.8%	$126,666	1.5%	N/A	N/A
Tier 1 (core) capital	824,768	9.8	337,776	4.0	$422,220	5.0%
Tier 1 (core) risk-based capital	824,768	23.5	N/A	N/A	210,597	6.0
Total risk-based capital	835,324	23.8	280,796	8.0	350,995	10.0

Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts

	2011	2010
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,395,708	$857,114
Unrealized gains on AFS securities	(26,314)	(31,862)
Other	(251)	(484)
Total tangible and core capital	1,369,143	824,768
ACL(1)	11,710	10,556
Total risk based capital	$1,380,853	$835,324

(1)
This amount represents the general valuation allowances calculated using the formula analysis.  SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value Assets Measured On A Recurring Basis

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS securities
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS securities
GSE debentures	$50,255	$--	$50,255	$--
Municipal bonds	2,819	--	2,819	--
Trust preferred securities	2,796	--	--	2,796
MBS	1,004,496	--	1,004,496	--
	$1,060,366	$--	$1,057,570	$2,796

(1)
The Company's Level 3 AFS securities have had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of  $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were  $115 thousand.

(2)
The Company's Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of  $93 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were  $460 thousand.

Schedule Of Fair Value Assets Measured On A Nonrecurring Basis

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$72,048	$--	$--	$72,048
REO, net	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Impaired loans	$57,118	$--	$--	$57,118
REO, net	9,920	--	--	9,920
	$67,038	$--	$--	$67,038

Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$121,070	$121,070	$65,217	$65,217
AFS securities	1,486,439	1,486,439	1,060,366	1,060,366
HTM securities	2,370,117	2,434,392	1,880,154	1,913,454
Loans receivable	5,149,734	5,475,150	5,168,202	5,392,550
BOLI	56,534	56,534	54,710	54,710
Capital stock of FHLB	126,877	126,877	120,866	120,866
Liabilities:
Deposits	4,495,173	4,553,516	4,386,310	4,459,052
FHLB Advances	2,379,462	2,569,958	2,348,371	2,557,064
Other borrowings	515,000	545,096	668,609	701,099

Selected Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2011
Selected Quarterly Financial Data [Abstract]
Summary Of Quarterly Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends paid per public share	0.800	0.675	0.075	0.075	1.625
Average number of shares outstanding	165,541	161,500	161,642	161,784	162,625

2010
Total interest and dividend income	$98,887	$93,707	$91,485	$89,972	$374,051
Net interest and dividend income	44,854	42,683	40,887	41,141	169,565
Provision for credit losses	3,115	3,200	1,816	750	8,881
Net income	20,980	14,655	16,758	15,447	67,840
Basic EPS	0.13	0.09	0.10	0.09	0.41
Diluted EPS	0.13	0.09	0.10	0.09	0.41
Dividends paid per public share	0.790	0.500	0.500	0.500	2.290
Average number of shares outstanding	165,854	165,734	165,869	165,989	165,862

Parent Company Financial Information (Parent Company Only) (Tables)	12 Months Ended
Sep. 30, 2011
Parent Company Financial Information (Parent Company Only) [Abstract]
Schedule Of Balance Sheets

BALANCE SHEETS
SEPTEMBER 30, 2011 and 2010
(Dollars in thousands, except share amounts)

	2011	2010
ASSETS
Cash and cash equivalents	$113,101	$88,098
Investment in the Bank	1,395,708	857,115
AFS securities, at fair value (amortized cost of $362,271 and $0)	362,875	--
Investment in certificates of deposit at the Bank	--	55,000
Note receivable - ESOP	52,759	8,024
Other assets	75	7,604
Accrued interest receivable	1,812	--
Income taxes receivable	2,855	138
Deferred income tax assets	10,409	--
TOTAL ASSETS	$1,939,594	$1,015,979

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$65	$420
Other borrowings	--	53,609
Total liabilities	65	54,029

STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
167,498,133 shares issued; 167,498,133 and 73,992,678 shares	1,675	915
outstanding as of September 30, 2011 and 2010, respectively
Additional paid-in capital	1,392,691	457,795
Unearned compensation - ESOP	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
AOCI, net of tax	26,707	31,862
	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of
September 30, 2011 and 2010, respectively	--	(323,361)

Total stockholders' equity	1,939,529	961,950

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,939,594	$1,015,979

Schedule Of Statements Of Income

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$45,643	$84,869	$50,056
Interest income from other investments	3,221	2,927	3,612
Interest income from securities	1,093	--	--
Total interest and dividend income	49,957	87,796	53,668

INTEREST EXPENSE	855	1,680	2,573

NET INTEREST AND DIVIDEND INCOME	49,102	86,116	51,095

OTHER INCOME	26	50	76

OTHER EXPENSES:
Contribution to Foundation	40,000	--	--
Salaries and employee benefits	856	929	1,108
Regulatory and outside services	337	493	228
Other, net	650	270	243
Total other expenses	41,843	1,692	1,579

INCOME BEFORE INCOME TAX BENEFIT AND EQUITY
IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY	7,285	84,474	49,592

INCOME TAX BENEFIT	(13,425)	(138)	(162)

INCOME BEFORE EQUITY IN UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	20,710	84,612	49,754

EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY
(EXCESS OF DISTRIBUTION OVER)	17,693	(16,772)	16,544

NET INCOME	$38,403	$67,840	$66,298

Schedule Of Statements Of Cash Flows

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$38,403	$67,840	$66,298
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	(17,693)	16,772	(16,544)
Amortization/accretion of premiums/discounts	3,529	--	--
Amortization of deferred debt issuance costs	--	--	28
Other, net	(1,812)	1	14
Provision for deferred income taxes	(10,409)	--	--
Changes in:
Other assets	1,547	--	2,999
Income taxes receivable/payable	(2,927)	24	(95)
Accounts payable and accrued expenses	(355)	3	(292)
Net cash flows provided by operating activities	10,283	84,640	52,408

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	(567,422)	--	--
Purchase of AFS investment securities	(405,800)	--	--
Proceeds from maturities of AFS securities	40,000	--	--
Proceeds from maturities of Bank certificates	55,000	5,000	--
Purchase of Capitol Federal Financial, Inc. stock	--	(1)	--
Principal collected on notes receivable from ESOP	2,525	2,387	2,256
Net cash flows (used in)/provided by investing activities	(875,697)	7,386	2,256

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (Deferred offering costs)	1,094,101	(5,982)	--
Payment from subsidiary for sale of treasury stock related to
RRP shares	--	162	87
Dividends paid	(150,110)	(48,400)	(44,069)
Repayment of other borrowings	(53,609)	--	--
Acquisition of treasury stock	--	(4,019)	(2,426)
Stock options exercised	35	210	1,337
Net cash flows provided by/(used in) financing activities	890,417	(58,029)	(45,071)

NET INCREASE IN CASH AND CASH EQUIVALENTS	25,003	33,997	9,593

CASH AND CASH EQUIVALENTS:
Beginning of year	88,098	54,101	44,508

End of year	$113,101	$88,098	$54,101

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$1,274	$1,678	$2,866

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING
AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock	$47,260	$--	$--

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Average daily balance of required reserves at the Federal Reserve Bank	$ 9,300,000	$ 9,700,000
FHLB borrowing limit as a percentage of Bank assets	40.00%
Trust preferred securities issued	53,600,000
Gross proceeds from the offering		1,180,000,000
Related offering expenses		46,700,000
Deferred offering costs		6,000,000
Common stock exchange ratio	2.2637
Contribution to Capitol Federal Foundation	40,000,000
Liquidation account balance	405,400,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Threshold amount of balance outstanding for secured loans receivable annually reviewed		$ 1,500,000
Traditional Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores		35
In-Store Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores		10
Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	39
Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life minimum, years	3
Property, plant and equipment, estimated useful life maximum, years	7
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life minimum, years	3
Property, plant and equipment, estimated useful life maximum, years	15
Capitol Federal Savings Bank [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of the Bank's stock owned by the Company	100.00%

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 15,447	$ 16,758	$ 14,655	$ 20,980	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Total basic average common shares outstanding	161,784,000	161,642,000	161,500,000	165,541,000	165,989,000	165,869,000	165,734,000	165,854,000	162,625,274		165,862,176		165,576,334
Total diluted average common shares outstanding									162,632,665		165,899,445		165,721,176
Basic	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.09	$ 0.1	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.4
Diluted	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.09	$ 0.1	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.4
Antidilutive stock options and RRP, excluded from the diluted average common shares outstanding calculation									898,415		642,777		167,626
Corporate Reorganization, Common Stock Exchange Ratio									2.2637
Average Common Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									162,432,315		165,689,601		165,403,759
Average Committed ESOP Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									192,959		172,575		172,575
Effect Of Dilutive RRP Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									2,747		6,492		12,174
Effect Of Dilutive Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									4,644		30,777		132,668

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Securities (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Securities [Abstract]
Securities callable within one year amortized cost		$ 869.2
Mortgage-backed securities received in loan swap transaction at amortized cost	192.7
Proceeds from sale of MBS	199.1
Gain (loss) on sales of MBS	$ 6.5

Securities (Amortized Cost, Estimated Fair Value, and Gross Unrealized Gains and Losses of AFS and HTM Securities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	$ 1,443,529	$ 1,009,142
Available-for-sale Securities, Gross Unrealized Gains	43,886	52,155
Available-for-sale Securities, Gross Unrealized Losses	976	931
Available-for-sale Securities, Estimated Fair Value	1,486,439	1,060,366
Held-to-maturity Securities, Amortized Cost	2,370,117	1,880,154
Held-to-maturity Securities, Unrecognized Holding Gain	64,432	33,304
Held-to-maturity Securities, Unrecognized Holding Loss	157	4
Held-to-maturity securities, Estimated Fair Value	2,434,392	1,913,454
Marketable Securities Amortized Cost	3,813,646	2,889,296
Marketable Securities Unrealized Gain	108,318	85,459
Marketable Securities Unrealized Loss	1,133	935
Marketable Securities, Estimated fair Value	3,920,831	2,973,820
MBS [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	690,675	952,621
Available-for-sale Securities, Gross Unrealized Gains	41,764	51,881
Available-for-sale Securities, Gross Unrealized Losses	3	6
Available-for-sale Securities, Estimated Fair Value	732,436	1,004,496
Held-to-maturity Securities, Amortized Cost	1,679,640	603,368
Held-to-maturity Securities, Unrecognized Holding Gain	59,071	26,209
Held-to-maturity Securities, Unrecognized Holding Loss	153	3
Held-to-maturity securities, Estimated Fair Value	1,738,558	629,574
GSE Debentures [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	746,545	50,151
Available-for-sale Securities, Gross Unrealized Gains	1,996	104
Available-for-sale Securities, Gross Unrealized Losses	233
Available-for-sale Securities, Estimated Fair Value	748,308	50,255
Held-to-maturity Securities, Amortized Cost	633,483	1,208,829
Held-to-maturity Securities, Unrecognized Holding Gain	3,171	4,441
Held-to-maturity securities, Estimated Fair Value	636,654	1,213,270
Municipal Bonds [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	2,628	2,649
Available-for-sale Securities, Gross Unrealized Gains	126	170
Available-for-sale Securities, Estimated Fair Value	2,754	2,819
Held-to-maturity Securities, Amortized Cost	56,994	67,957
Held-to-maturity Securities, Unrecognized Holding Gain	2,190	2,654
Held-to-maturity Securities, Unrecognized Holding Loss	4	1
Held-to-maturity securities, Estimated Fair Value	59,180	70,610
Trust Preferred Securities [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	3,681	3,721
Available-for-sale Securities, Gross Unrealized Losses	740	925
Available-for-sale Securities, Estimated Fair Value	$ 2,941	$ 2,796

Securities (Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	12	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	$ 232,037	$ 1,678
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	236	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,941	3,155
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	740	926
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	3	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	25,757	48,392
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	157	3
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		878
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
MBS [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	5	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	1,189	1,678
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	3	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		3
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		359
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	1	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	25,142	48,392
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	153	3
Municipal Bonds [Member]
Schedule of Investments [Line Items]
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	615
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	4
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		878
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,941	2,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	740	925
GSE Debentures [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	230,848
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	$ 233

Securities (Schedule Of Contractual Maturities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Securities [Abstract]
Available-for-sale Securities, One year or less, Amortized Cost	$ 301,992
Available-for-sale Securities, One year through five years, Amortized Cost	447,564
Available-for-sale Securities, Five years through ten years, Amortized Cost	159,505
Available-for-sale Securities, Ten years and thereafter, Amortized Cost	534,468
Available-for-sale Securities, Amortized Cost	1,443,529	1,009,142
Available-for-sale Securities, One year or less, Estimated Fair Value	302,329
Available-for-sale Securities, One year through five years, Estimated Fair Value	449,236
Available-for-sale Securities, Five years through ten years, Estimated Fair Value	172,066
Available-for-sale Securities, Ten years and thereafter, Estimated Fair Value	562,808
Available-for-sale Securities, Total	1,486,439	1,060,366
Held-to-maturity Securities, One year or less, Amortized Cost	1,729
Held-to-maturity Securities, One year through five years, Amortized Cost	663,871
Held-to-maturity Securities, Five years through ten years, Amortized Cost	492,407
Held-to-maturity Securities, Ten years and thereafter, Amortized Cost	1,212,110
Held-to-maturity Securities, Amortized Cost	2,370,117	1,880,154
Held-to-maturity Securities, One year or less, Estimated Fair Value	1,745
Held-to-maturity Securities, One year through five years, Estimated Fair Value	668,228
Held-to-maturity Securities, Five years through ten years, Estimated Fair Value	513,849
Held-to-maturity Securities, Ten years and thereafter, Estimated Fair Value	1,250,570
Held-to-maturity Securities, Total	2,434,392	1,913,454
Marketable Securities, One year or less, Amortized Cost	303,721
Marketable Securities, One year through five years, Amortized Cost	1,111,435
Marketable Securities, Five years through ten years, Amortized Cost	651,912
Marketable Securities, Ten years and thereafter, Amortized Cost	1,746,578
Marketable Securities Amortized Cost	3,813,646	2,889,296
Marketable Securities, One year or less, Estimated Fair Value	304,074
Marketable Securities, One year through five years, Estimated Fair Value	1,117,464
Marketable Securities, Five years through ten years, Estimated Fair Value	685,915
Marketable Securities, Ten years and thereafter, Estimated Fair Value	1,813,378
Marketable Securities, Estimated fair Value	$ 3,920,831	$ 2,973,820

Securities (Carrying Value of Mortgage Backed Securities in Portfolio) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
FNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 1,384,396	$ 890,216
FHLMC [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	823,728	712,253
GNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	202,340	2,452
Private Issuer [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	1,612	2,943
MBS [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 2,412,076	$ 1,607,864

Securities (Schedule Of Taxable And Non-taxable Components Of Interest Income) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Securities [Abstract]
Taxable	$ 17,180	$ 13,547	$ 3,526
Non-taxable	1,897	2,135	2,007
Interest income on investment securities	$ 19,077	$ 15,682	$ 5,533

Securities (Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Repurchase Agreements [Member] | Amortized Cost [Member]
Securities pledged as collateral	$ 571,016	$ 671,852
Repurchase Agreements [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	597,286	709,919
Retail Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	44,429
Retail Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	44,991
Public Unit Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	116,472	120,241
Public Unit Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	124,785	128,621
Federal Reserve Bank [Member] | Amortized Cost [Member]
Securities pledged as collateral	26,666	34,720
Federal Reserve Bank [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	27,939	36,363
Amortized Cost [Member]
Securities pledged as collateral	758,583	826,813
Estimated Fair Value [Member]
Securities pledged as collateral	$ 795,001	$ 874,903

Loans Receivable And Allowance For Credit Losses (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of potential loan purchases reviewed for compliance with internal underwriting standards, minimum	25.00%
Loans with unpaid principal amounts on nonaccrual status	$ 26,500,000	$ 32,000,000	$ 30,900,000
Gross interest income lost on nonaccrual status loans	643,000	766,000	603,000
Loan-to-value ratio for securing multi-family and commercial real estate loans, maximum	80.00%
Other Classified Assets	10,300,000
Financing Receivable, Modifications, Recorded Investment	50,291,000
Recorded Investment	1,353,000
TDR classified as impaired	46,100,000
TDR not classified as impaired	4,200,000
Financing Receivable Allowance For Credit Losses Related To TDR	960,000
Commercial real estate and business loans originated and refinanced	892,000	13,100,000	15,300,000
Net gain on sale of LHFS	298,000	1,800,000	2,200,000
Serviced loans for others, aggregated amount	526,300,000	681,100,000
Escrow balances on loans serviced for others	7,500,000	9,000,000
Maximum disbursement of real estate loans to one borrower, as percentage of unimpaired capital of borrower	15.00%
Lower range for maximum disbursement of real estate loans to one borrower, amount	500,000
Maximum loan disbursement to executive officers as percentage of stockholder's equity	5.00%	5.00%
Restructurings Due To Financial Difficulties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Recorded Investment	30,667,000
Loan Endorsement Program [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624,000
30-89 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,600,000
Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,900,000
Seven Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 812,000

Loans Receivable And Allowance For Credit Losses (Summary Of Loans Receivable) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Loans Receivable And Allowance For Credit Losses [Abstract]
One-to four-family	$ 4,918,778	$ 4,915,651
Multi-family and commercial	57,965	66,476
Construction	47,368	33,168
Total real estate loans	5,024,111	5,015,295
Home equity	164,541	186,347
Other	7,224	7,671
Total consumer loans	171,765	194,018
Total loans receivable	5,195,876	5,209,313
Undisbursed loan funds	22,531	15,489
ACL	15,465	14,892
Discounts/unearned loan fees	19,093	22,267
Premiums/deferred costs	(10,947)	(11,537)
Loans and leases receivable, net	$ 5,149,734	$ 5,168,202

Loans Receivable And Allowance For Credit Losses (Recorded Investment Of Loans, Past Due) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	$ 26,776
Financing receivable, 90 or More Days Delinquent	26,582
Financing receivable, Total Delinquent Loans	53,358
Financing receivable, Current Loans	5,111,841
Financing receivable, Total Recorded Investment	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	19,682
Financing receivable, 90 or More Days Delinquent	12,363
Financing receivable, Total Delinquent Loans	32,045
Financing receivable, Current Loans	4,362,498
Financing receivable, Total Recorded Investment	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	6,243
Financing receivable, 90 or More Days Delinquent	13,836
Financing receivable, Total Delinquent Loans	20,079
Financing receivable, Current Loans	520,876
Financing receivable, Total Recorded Investment	540,955
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, Current Loans	57,936
Financing receivable, Total Recorded Investment	57,936
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	759
Financing receivable, 90 or More Days Delinquent	380
Financing receivable, Total Delinquent Loans	1,139
Financing receivable, Current Loans	163,402
Financing receivable, Total Recorded Investment	164,541
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	92
Financing receivable, 90 or More Days Delinquent	3
Financing receivable, Total Delinquent Loans	95
Financing receivable, Current Loans	7,129
Financing receivable, Total Recorded Investment	$ 7,224

Loans Receivable And Allowance For Credit Losses (Recorded Investment In Loans, Less SVAs) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Multi-family and commercial	$ 57,965	$ 66,476
Consumer - home equity	164,541	186,347
Consumer - other	7,224	7,671
Total loans receivable	5,195,876	5,209,313
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
One-to four-family - originated	32,673
One-to four-family - purchased	447
Multi-family and commercial	7,683
Consumer - home equity	50
Total loans receivable	40,853
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
One-to four-family - originated	18,419
One-to four-family - purchased	15,987
Consumer - home equity	592
Consumer - other	5
Total loans receivable	$ 35,003

Loans Receivable And Allowance For Credit Losses (LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans) (Details)	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	64.00%
Weighted average credit score	759
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	66.00%
Weighted average credit score	762
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	60.00%
Weighted average credit score	740
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	20.00%
Weighted average credit score	742

Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivable, Recorded Investment) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 50,291
Restructurings Due To Financial Difficulties [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	30,667
Restructurings Due To Financial Difficulties [Member] | One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	23,534
Restructurings Due To Financial Difficulties [Member] | One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,155
Restructurings Due To Financial Difficulties [Member] | Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	563
Restructurings Due To Financial Difficulties [Member] | Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	413
Restructurings Due To Financial Difficulties [Member] | Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	2
Loan Endorsement Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624
Loan Endorsement Program [Member] | One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	43,158
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,155
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	563
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	413
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 2

Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Number Of Contracts	167
Pre-Restructured Outstanding	$ 29,037
Post-Restructured Outstanding	28,718
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	158
Pre-Restructured Outstanding	27,250
Post-Restructured Outstanding	26,936
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	4
Pre-Restructured Outstanding	1,563
Post-Restructured Outstanding	1,555
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	5
Pre-Restructured Outstanding	224
Post-Restructured Outstanding	227
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding

Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables That Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Number Of Contracts	13
Recorded Investment	$ 1,353
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	13
Recorded Investment	1,353
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Recorded Investment

Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 72,022	$ 57,100
Unpaid Principal Balance	72,048	57,118
Related ACL	3,755	4,300
Fiscal Year-to-Date Average Recorded Investment	67,153
Fiscal Year-to-Date Interest Income Recognized	1,836
One-To Four-Family Loans - Originated [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	47,710
Unpaid Principal Balance	47,845
Fiscal Year-to-Date Average Recorded Investment	41,401
Fiscal Year-to-Date Interest Income Recognized	1,467
One-To Four-Family Loans - Purchased [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,075
Unpaid Principal Balance	6,056
Fiscal Year-to-Date Average Recorded Investment	7,381
Fiscal Year-to-Date Interest Income Recognized	58
Multi-Family And Commercial Loans [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	563
Unpaid Principal Balance	565
Fiscal Year-to-Date Average Recorded Investment	578
Fiscal Year-to-Date Interest Income Recognized	36
Consumer - Home Equity [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	468
Unpaid Principal Balance	468
Fiscal Year-to-Date Average Recorded Investment	672
Fiscal Year-to-Date Interest Income Recognized	14
Consumer - Other [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5
Unpaid Principal Balance	5
Fiscal Year-to-Date Average Recorded Investment	46
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54,821
Unpaid Principal Balance	54,939
Fiscal Year-to-Date Average Recorded Investment	50,078
Fiscal Year-to-Date Interest Income Recognized	1,575
One-To Four-Family Loans - Originated [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,297
Unpaid Principal Balance	3,299
Related ACL	335
Fiscal Year-to-Date Average Recorded Investment	2,419
Fiscal Year-to-Date Interest Income Recognized	102
One-To Four-Family Loans - Purchased [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,640
Unpaid Principal Balance	13,546
Related ACL	3,280
Fiscal Year-to-Date Average Recorded Investment	14,576
Fiscal Year-to-Date Interest Income Recognized	156
Consumer - Home Equity [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	264
Unpaid Principal Balance	264
Related ACL	140
Fiscal Year-to-Date Average Recorded Investment	80
Fiscal Year-to-Date Interest Income Recognized	3
With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,201
Unpaid Principal Balance	17,109
Related ACL	3,755
Fiscal Year-to-Date Average Recorded Investment	17,075
Fiscal Year-to-Date Interest Income Recognized	261
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	51,007
Unpaid Principal Balance	51,144
Related ACL	335
Fiscal Year-to-Date Average Recorded Investment	43,820
Fiscal Year-to-Date Interest Income Recognized	1,569
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,715
Unpaid Principal Balance	19,602
Related ACL	3,280
Fiscal Year-to-Date Average Recorded Investment	21,957
Fiscal Year-to-Date Interest Income Recognized	214
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	563
Unpaid Principal Balance	565
Fiscal Year-to-Date Average Recorded Investment	578
Fiscal Year-to-Date Interest Income Recognized	36
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	732
Unpaid Principal Balance	732
Related ACL	140
Fiscal Year-to-Date Average Recorded Investment	752
Fiscal Year-to-Date Interest Income Recognized	17
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5
Unpaid Principal Balance	5
Fiscal Year-to-Date Average Recorded Investment	$ 46

Loans Receivable And Allowance For Credit Losses (Allowance For Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 14,892
Charge-offs	(3,487)
Recoveries
Provisions (recovery) for credit losses	4,060
Ending Balance	15,465
Ratio of net charge-offs to average loans outstanding year-to-date	0.07%
Ratio of net charge offs year-to-date to average non-performing assets	8.75%
ACL for loans collectively evaluated for impairment	11,710
ACL for loans individually evaluated for impairment	3,755
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	3,813
Charge-offs	(414)
Recoveries
Provisions (recovery) for credit losses	1,516
Ending Balance	4,915
ACL for loans collectively evaluated for impairment	4,580
ACL for loans individually evaluated for impairment	335
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	10,425
Charge-offs	(2,928)
Recoveries
Provisions (recovery) for credit losses	2,404
Ending Balance	9,901
ACL for loans collectively evaluated for impairment	6,621
ACL for loans individually evaluated for impairment	3,280
One-To Four-Family Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	14,238
Charge-offs	(3,342)
Recoveries
Provisions (recovery) for credit losses	3,920
Ending Balance	14,816
ACL for loans collectively evaluated for impairment	11,201
ACL for loans individually evaluated for impairment	3,615
Multi-Family And Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	275
Recoveries
Provisions (recovery) for credit losses	(21)
Ending Balance	254
ACL for loans collectively evaluated for impairment	254
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	379
Charge-offs	(145)
Recoveries
Provisions (recovery) for credit losses	161
Ending Balance	395
ACL for loans collectively evaluated for impairment	255
ACL for loans individually evaluated for impairment	$ 140

Loans Receivable And Allowance For Credit Losses (Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	$ 5,093,177
Financing Receivable, Individually Evaluated for Impairment	72,022
Recorded Investment Financing Receivable	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	4,343,536
Financing Receivable, Individually Evaluated for Impairment	51,007
Recorded Investment Financing Receivable	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	521,240
Financing Receivable, Individually Evaluated for Impairment	19,715
Recorded Investment Financing Receivable	540,955
One-To Four-Family Loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	4,864,776
Financing Receivable, Individually Evaluated for Impairment	70,722
Recorded Investment Financing Receivable	4,935,498
Multi-Family And Commercial [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	57,373
Financing Receivable, Individually Evaluated for Impairment	563
Recorded Investment Financing Receivable	57,936
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	171,028
Financing Receivable, Individually Evaluated for Impairment	737
Recorded Investment Financing Receivable	$ 171,765

Premises And Equipment, Net (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Premises And Equipment, Net [Abstract]
Depreciation and amortization expense	$ 4.4	$ 4.6	$ 5.1
Rental expense	$ 1.3	$ 1.2	$ 1.2

Premises And Equipment, Net (Summary Of The Carrying Value Of Banking Premises And Equipment) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Premises And Equipment, Net [Abstract]
Land	$ 8,684	$ 7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
Premises and equipment, gross	100,575	90,461
Less accumulated depreciation	52,152	49,201
Premises and equipment, net	$ 48,423	$ 41,260

Premises And Equipment, Net (Schedule Of Future Minimum Rental Commitments) (Details) (USD $) In Thousands	Sep. 30, 2011
Premises And Equipment, Net [Abstract]
2012	$ 1,279
2013	1,112
2014	939
2015	817
2016	730
Thereafter	6,924
Future minimum rental commitments, total	$ 11,801

Deposits (Narrative) (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
Noninterest-bearing deposits	$ 97,600,000	$ 76,400,000
Time deposits, $100,000 or more	882,800,000	885,600,000
Deposits reclassified as loans receivable	$ 124,000	$ 175,000

Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deposits [Line Items]
Checking, Amount	$ 551,632	$ 482,428
Savings, Amount	253,184	234,285
Money market, Amount	1,066,065	942,428
Total non-certificates, Amount	1,870,881	1,659,141
Checking, Weighted Average Rate	0.08%	0.13%
Savings, Weighted Average Rate	0.41%	0.54%
Money market, Weighted Average Rate	0.35%	0.65%
Total non-certificates, Weighted Average Rate	0.28%	0.48%
Checking, % of Total	12.30%	11.00%
Savings, % of Total	5.60%	5.30%
Money market, % of Total	23.70%	21.50%
Total non-certificates, % of Total	41.60%	37.80%
Certificates of deposit, Amount	2,624,292	2,727,169
Certificates of deposit, Weighted Average Rate	1.87%	2.29%
Certificates of deposit, % of Total	58.40%	62.20%
Deposits, Total	4,495,173	4,386,310
Deposits, Weighted Average Rate	1.21%	1.61%
Deposits, % of Total	100.00%	100.00%
Certificates Of Deposit: 0.00 - 0.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	339,803	193,959
Certificates of deposit, Weighted Average Rate	0.50%	0.53%
Certificates of deposit, % of Total	7.60%	4.40%
Certificates Of Deposit: 1.00 - 1.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	1,106,957	1,013,538
Certificates of deposit, Weighted Average Rate	1.27%	1.44%
Certificates of deposit, % of Total	24.60%	23.10%
Certificates Of Deposit: 2.00 - 2.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	775,235	777,687
Certificates of deposit, Weighted Average Rate	2.49%	2.53%
Certificates of deposit, % of Total	17.20%	17.70%
Certificates Of Deposit: 3.00 - 3.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	371,682	576,595
Certificates of deposit, Weighted Average Rate	3.42%	3.50%
Certificates of deposit, % of Total	8.30%	13.20%
Certificates Of Deposit: 4.00 - 4.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	30,615	164,763
Certificates of deposit, Weighted Average Rate	4.40%	4.32%
Certificates of deposit, % of Total	0.70%	3.80%
Certificates Of Deposit: 5.00 - 5.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount		$ 627
Certificates of deposit, Weighted Average Rate		5.29%
Certificates of deposit, % of Total

Deposits (Summary Of Certificate Of Deposit Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
2012, Amount	$ 1,390,231
2013, Amount	555,043
2014, Amount	309,015
2015, Amount	317,065
2016, Amount	49,423
Thereafter, Amount	3,515
Certificates of deposit, Amount	$ 2,624,292	$ 2,727,169
2012, Weighted Average Rate	1.65%
2013, Weighted Average Rate	1.86%
2014, Weighted Average Rate	2.27%
2015, Weighted Average Rate	2.43%
2016, Weighted Average Rate	2.22%
Thereafter, Weighted Average Rate	2.46%
Certificates of deposit, Weighted Average Rate	1.87%	2.29%

Deposits (Summary Of Interest Expense On Deposits) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Deposits [Abstract]
Interest Expense, Checking	$ 441	$ 622	$ 879
Interest Expense, Savings	1,225	1,323	1,873
Interest Expense, Money Market	5,307	6,522	8,512
Interest Expense, Certificates	56,595	70,749	89,207
Interest Expense, Deposits, Total	$ 63,568	$ 79,216	$ 100,471

Borrowed Funds (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2010	Mar. 31, 2012 2012 [Member]	Dec. 31, 2011 2012 [Member]	Sep. 30, 2011 2012 [Member]	Sep. 30, 2010 Repayments Of FHLB Advances [Member]	Sep. 30, 2010 New Borrowings [Member]
Repayments of fixed-rate FHLB advances							$ 200,000,000
New fixed-rate FHLB advances								200,000,000
Weighted average interest rate							4.63%	3.17%
Weighted average remaining term to maturity in months							1	84
Penalty prepaying the FHLB advances	20,995,000		28,261,000				875,000
Percentage change in present value of cash flows due to debt restructuring, maximum			10.00%
FHLB percentage of regulatory assets	26.00%
FHLB borrowings threshold percentage of regulatory assets	40.00%
Expiration date for FHLB line of credit	November 25, 2011
Borrowings FHLB line of credit			0
MBS pledged as collateral, estimated fair value	597,300,000
FHLB advances maturing	2,400,000,000		2,376,000,000			350,000,000
FHLB advances due		100,000,000		150,000,000	100,000,000
Repurchase agreements maturing					$ 150,000,000

Borrowed Funds (FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011		Sep. 30, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate FHLB advances	$ 2,400,000		$ 2,376,000
Deferred prepayment penalty	(20,995)		(28,261)
Deferred gain on terminated interest rate swaps	457		632
Advances from Federal Home Loan Banks	$ 2,379,462		$ 2,348,371
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average contractual interest rate on FHLB advances	3.37%		3.61%
Weighted average effective rate FHLB advances	3.71%	[1]	3.96%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Borrowed Funds (Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Other borrowings, Amount	$ 515,000	$ 668,609
Weighted Average Contractual Rate	4.00%	3.97%
Repurchase Agreements [Member]
Other borrowings, Amount	515,000	615,000
Weighted Average Contractual Rate	4.00%	4.03%
Debentures [Member]
Other borrowings, Amount		$ 53,609
Weighted Average Contractual Rate		3.28%

Borrowed Funds (Maturity Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Federal Home Loan Bank, Advances, Maturities Summary	$ 2,400,000	$ 2,376,000
Repurchase Agreements Amount	515,000
Total Borrowings Amount	2,915,000
Weighted Average Contractual Rate	3.48%
Weighted Average Effective Rate	3.76%
2012 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	350,000
Repurchase Agreements Amount	150,000
Total Borrowings Amount	500,000
Weighted Average Contractual Rate	3.67%
Weighted Average Effective Rate	3.67%
2013 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	525,000
Repurchase Agreements Amount	145,000
Total Borrowings Amount	670,000
Weighted Average Contractual Rate	3.74%
Weighted Average Effective Rate	4.00%
2014 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	450,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	550,000
Weighted Average Contractual Rate	3.33%
Weighted Average Effective Rate	3.96%
2015 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	200,000
Repurchase Agreements Amount	20,000
Total Borrowings Amount	220,000
Weighted Average Contractual Rate	3.50%
Weighted Average Effective Rate	4.16%
2016 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	275,000
Total Borrowings Amount	275,000
Weighted Average Contractual Rate	3.86%
Weighted Average Effective Rate	4.39%
Thereafter [Member]
Federal Home Loan Bank, Advances, Maturities Summary	600,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	$ 700,000
Weighted Average Contractual Rate	3.06%
Weighted Average Effective Rate	3.08%

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Income tax expense effective rates		33.00%	35.60%	37.00%
Valuation allowance		$ 2,060	$ 280
Reduction in income tax expense		20
Accrued penalties and interest		20	17	763
Net reversal of penalties and interest expense due to the lapse of statute of limitations			463
Estimated penalties and interest		2		87
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 10		$ (2,567)	$ (461)

Income Taxes (Schedule Of Income Tax Expense) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Current, Federal	$ 25,889	$ 31,252	$ 32,590
Current, State	2,707	2,807	2,788
Current income tax expense	28,596	34,059	35,378
Deferred, Federal	(8,933)	3,209	3,285
Deferred, State	(714)	257	263
Deferred income tax expense	(9,647)	3,466	3,548
Income tax expense	$ 18,949	$ 37,525	$ 38,926

Income Taxes (Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Federal income tax expense computed at statutory Federal rate, Amount	$ 20,073	$ 36,878	$ 36,828
Federal income tax expense computed at statutory Federal rate, Percentage	35.00%	35.00%	35.00%
Increases (Decreases) In Taxes Resulting From:
State taxes, net of Federal tax effect, Amount	1,993	3,064	3,051
State taxes, net of Federal tax effect, Percentage	3.40%	2.90%	2.90%
Net tax-exempt interest income, Amount	(577)	(624)	(579)
Net tax-exempt interest income, Percentage	(1.00%)	(0.60%)	(0.60%)
Change in cash surrender value of BOLI, Amount	(638)	(421)	(406)
Change in cash surrender value of BOLI, Percentage	(1.10%)	(0.40%)	(0.40%)
Low income housing tax credits, Amount	(1,397)	(1,209)	(1,013)
Low income housing tax credits, Percentage	(2.40%)	(1.10%)	(1.00%)
Other, Amount	(505)	(163)	1,045
Other, Percentage	(0.90%)	(0.20%)	1.10%
Income tax expense	$ 18,949	$ 37,525	$ 38,926
Income tax expense, Percentage	33.00%	35.60%	37.00%

Income Taxes (Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Foundation contribution	$ (12,824)
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty		1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
Deferred income tax expense	$ (9,647)	$ 3,466	$ 3,548

Income Taxes (Components Of Net Deferred Income Tax (Liabilities) Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Deferred Tax Asset Foundation Contribution	$ 12,824
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950
Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914
Net deferred tax liabilities	$ (20,447)	$ (33,244)

Income Taxes (Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 68	$ 114	$ 2,848	$ 2,409
Additions for tax positions related to the current year				109
Additions for tax positions of prior years		3	28	888
Reductions for tax positions of prior years		(49)	(195)
Reductions relating to settlement with taxing authorities				(97)
Lapse of statute of limitations	10		(2,567)	(461)
Balance at end of year		$ 68	$ 114	$ 2,848

Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended					24 Months Ended				12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011 Initial Public Offering [Member]	Sep. 30, 2010 Initial Public Offering [Member]	Sep. 30, 2009 Initial Public Offering [Member]	Sep. 30, 2014 Corporate Reorganization [Member]	Sep. 30, 2011 Corporate Reorganization [Member]	Sep. 30, 2013 Corporate Reorganization [Member]	Sep. 30, 2011 Minimum [Member] hours years	Sep. 30, 2011 Minimum [Member] Discretionary Contribution Type I [Member]	Sep. 30, 2011 Minimum [Member] Discretionary Contribution Type II [Member]	Sep. 30, 2011 Profit Sharing Plan [Member]	Sep. 30, 2010 Profit Sharing Plan [Member]	Sep. 30, 2009 Profit Sharing Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Period of service required for plan eligibility, years												1
Employee age required for plan eligibility, years												21
Number of hours required for plan eligibility												1,000
Types of discretionary contributions provided under profit sharing plan	2
Percentage of contribution under profit sharing plan													0.00%	0.00%
Percentage of employee matching contribution under profit sharing plan															50.00%
Total Bank contributions															$ 105,000	$ 101,000	$ 102,000
Number shares acquired by ESOP trust						3,024,574				4,726,000
Number of shares acquired by ESOP post corporate reorganization	6,846,728
Corporate Reorganization, Common Stock Exchange Ratio	2.2637
Percentage of fixed bearing interest rate on loan						5.80%				3.25%
Fixed rate interest loan, installments						3,000,000			2,700,000
Fixed rate interest loan, number of installments	3
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan, Description	two
ESOP principal loan amount						2,500,000	2,400,000	2,300,000
Interest amount on ESOP loan						465,000	604,000	735,000		1,200,000	1,500,000
Shares Held In Employee Stock Ownership Plan, Allocated	531,025
Shares Held In Employee Stock Ownership Plan, Committed-to-be-Released				551,988	551,988
Compensation expense related to the ESOP	6,022,000	6,481,000	7,929,000
Compensation expense related to the ESOP including dividends	8,700,000
Dividends on unallocated ESOP shares in excess of debt service payments	2,700,000
Employee stock ownership plan ESOP debt structure employer cash payments used for debt service	$ 1,400,000	$ 1,100,000	$ 863,000
Percentage of ESOP shares diversified												25.00%
Age period of diversified ESOP shares, years	50

Employee Benefit Plans (Summary Of Shares Held In The ESOP Trust) (Details) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010 ESOP Trust [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137
Fair value of unreleased ESOP shares	$ 58,759	$ 14,941

Stock Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock exchange ratio	2.2637
Minimum [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options, years	three
Maximum [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options, years	five
Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	10
Nonqualified Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	15
Greater Than 10% Outstanding Common Stock Ownership [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, years	5
Option price percentage of fair market value of shares on the date of grant, minimum	110.00%
Outstanding common stock ownership percentage limitation	10.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	8,558,411
Number of shares available for future grants	2,856,549
Number of shares added back to Option Plan through the reload feature of the plan	2,380,866
Option price percentage of fair market value of shares on the date of grant, minimum	100.00%
Weighted average grant-date fair value of stock options granted	$ 0.78	$ 1.52	$ 2.22
Compensation expense	$ 131,000	$ 214,000	$ 281,000
Compensation expense, net of tax	122,000	189,000	240,000
Total pretax intrinsic value of stock options exercised	19,000	361,000	1,700,000
Tax benefit from stock options exercised	7,000	89,000	515,000
Fair value of stock options vested during the period	150,000	264,000	297,000
Stock market price per share	$ 10.56
Number of in-the-money options exercisable	8,783
Unrecognized total future compensation cost	148,000
Unrecognized total future compensation cost weighted average recognition period, years	1.84
Recognition And Retention Plan (RRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	3,423,364
Number of shares available for future grants	358,767
Compensation expense	131,000	238,000	323,000
Compensation expense, net of tax	88,000	153,000	204,000
Fair value of RRP shares vested during the period	120,000	324,000	363,000
Unrecognized total future compensation cost	$ 124,000
Unrecognized total future compensation cost weighted average recognition period, years	1.9
Estimated forfeiture rate for RRP shares granted	0.00%	0.00%	0.00%

Stock Based Compensation (Schedule Of Share Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants) (Details)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009 years
Stock Based Compensation [Abstract]
Risk-free interest rate	1.30%	2.10%	2.10%
Expected life (years)	5	4	4
Expected volatility	25.00%	25.00%	24.00%
Dividend yield	8.10%	6.20%	4.80%
Estimated forfeitures	12.90%	3.30%	10.50%

Stock Based Compensation (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Stock Based Compensation [Abstract]
Options outstanding at beginning of year, Number of Options	919,639	841,991	912,879
Granted, Number of Options	2,030	119,945	94,460
Forfeited, Number of Options	(10,180)
Exercised, Number of Options	(4,525)	(42,297)	(165,348)
Options outstanding at end of year, Number of Options	906,964	919,639	841,991
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 15.08	$ 14.69	$ 13.1
Granted, Weighted Average Exercise Price	$ 10.86	$ 14.25	$ 18.57
Forfeited, Weighted Average Exercise Price	$ 16.59
Exercised, Weighted Average Exercise Price	$ 8.23	$ 4.96	$ 8.08
Options outstanding at end of year, Weighted Average Exercise Price	$ 15.09	$ 15.08	$ 14.69

Stock Based Compensation (Summary Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	906,964	919,639	841,991	912,879
Weighted Average Remaining Contractual Life (in years), Outstanding	7.44
Weighted Average Exercise Price per Share, Outstanding	$ 15.09	$ 15.08	$ 14.69	$ 13.1
Aggregate Intrinsic Value, Outstanding	$ 57
Number of Options Exercisable	772,276
Weighted Average Remaining Contractual Life (in years), Exercisable	7.14
Weighted Average Exercise Price per Share, Exercisable	$ 15.05
Aggregate Intrinsic Value, Exercisable	57
Exercise Price - $4.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 4.07
Number of Options Outstanding	8,783
Weighted Average Remaining Contractual Life (in years), Outstanding	3.55
Weighted Average Exercise Price per Share, Outstanding	$ 4.07
Aggregate Intrinsic Value, Outstanding	57
Number of Options Exercisable	8,783
Weighted Average Remaining Contractual Life (in years), Exercisable	3.55
Weighted Average Exercise Price per Share, Exercisable	$ 4.07
Aggregate Intrinsic Value, Exercisable	$ 57
Exercise Price - $6.19 - $8.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 6.19
Exercise Price Range, Upper Range Limit	$ 8.69
Exercise Price - $10.86 - $12.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.86
Exercise Price Range, Upper Range Limit	$ 12.71
Number of Options Outstanding	6,550
Weighted Average Remaining Contractual Life (in years), Outstanding	4.95
Weighted Average Exercise Price per Share, Outstanding	$ 11.42
Number of Options Exercisable	4,926
Weighted Average Remaining Contractual Life (in years), Exercisable	1.93
Weighted Average Exercise Price per Share, Exercisable	$ 11.61
Exercise Price - $13.33 - $17.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.33
Exercise Price Range, Upper Range Limit	$ 17.59
Number of Options Outstanding	839,601
Weighted Average Remaining Contractual Life (in years), Outstanding	7.52
Weighted Average Exercise Price per Share, Outstanding	$ 14.98
Number of Options Exercisable	727,349
Weighted Average Remaining Contractual Life (in years), Exercisable	7.23
Weighted Average Exercise Price per Share, Exercisable	$ 15.03
Exercise Price $19.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 19.19
Number of Options Outstanding	52,030
Weighted Average Remaining Contractual Life (in years), Outstanding	7.08
Weighted Average Exercise Price per Share, Outstanding	$ 19.19
Number of Options Exercisable	31,218
Weighted Average Remaining Contractual Life (in years), Exercisable	7.08
Weighted Average Exercise Price per Share, Exercisable	$ 19.19

Stock Based Compensation (Summary Of RRP Share Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Stock Based Compensation [Abstract]
Unvested RRP shares at beginning of year, Number of Shares	23,762	34,177	52,509
Granted, Number of Shares		11,317	5,657
Vested, Number of Shares	(10,180)	(21,732)	(23,989)
Unvested RRP shares at end of year, Number of Shares	13,582	23,762	34,177
Unvested RRP shares at beginning of year, Weighted Average Grant Date Fair Value	$ 15.07	$ 15.17	$ 14.87
Granted, Weighted Average Grant Date Fair Value		$ 14.42	$ 17.64
Vested, Weighted Average Grant Date Fair Value	$ 15.3	$ 14.88	$ 15.1
Unvested RRP shares at end of year, Weighted Average Grant Date Fair Value	$ 14.9	$ 15.07	$ 15.17

Performance Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 345,000	$ 332,000	$ 137,000
Deferred Compensation Arrangement With Individual Employer Contribution Percentage	50.00%
Deferred Compensation Arrangement with Individual, Maximum Contractual Term, years	three
Performance Based Compensation Amount	1,800,000	1,700,000	1,100,000
Deferred Compensation Arrangement with Individual, Compensation Expense	153,000	86,000	51,000
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	100,000
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 2,000
Executive Officers [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Senior Officers [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	35.00%

Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Unadvanced home equity lines of credit and outstanding commitments		$ 265.5	$ 266.5
Percentage of estimated market value	95.00%	90.00%
Agreements outstanding in connection with the remodeling of the bank's home office		$ 1.7

Commitments And Contingencies (Commitments Outstanding To Originate And Purchase First And Second Mortgage Loans) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Originate fixed-rate	$ 89,059	$ 75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
Commitments outstanding to originate and purchase loans	$ 170,312	$ 107,066

Regulatory Capital Requirements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Tangible equity	1.50%	1.50%
Tier 1 (core) capital	4.00%	4.00%
Total risk-based capital	8.00%	8.00%
Subsequent events	$ 0

Regulatory Capital Requirements (Summary Of Capital And Total Risk-Based Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Regulatory Capital Requirements [Abstract]
Tangible equity, Actual Amount	$ 1,369,143	$ 824,768
Tangible equity, Actual Ratio	15.10%	9.80%
Tangible equity, For Capital Adequacy Purposes Amount	135,926	126,666
Tangible equity, For Capital Adequacy Purposes Ratio	1.50%	1.50%
Tier 1 (core) capital, Actual Amount	1,369,143	824,768
Tier 1 (core) capital, Actual Ratio	15.10%	9.80%
Tier 1 (core) capital, For Capital Adequacy Purposes Amount	362,469	337,776
Tier 1 (core) capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (core) capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	453,086	422,220
Tier 1 (core) capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier 1 risk-based capital, Actual Amount	1,369,143	824,768
Tier 1 risk-based capital, Actual Ratio	37.90%	23.50%
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	216,551	210,597
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital, Actual Amount	1,380,853	835,324
Total risk-based capital, Actual Ratio	38.30%	23.80%
Total risk-based capital, For Capital Adequacy Purposes Amount	288,734	280,796
Total risk-based capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 360,918	$ 350,995
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%

Regulatory Capital Requirements (Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts) (Details) (USD $) In Thousands	Sep. 30, 2011		Sep. 30, 2010
Regulatory Capital Requirements [Abstract]
Total Bank equity as reported under GAAP	$ 1,395,708		$ 857,114
Unrealized gains on AFS securities	(26,314)		(31,862)
Other	(251)		(484)
Total tangible equity and Tier 1 (core) capital	1,369,143		824,768
ACL	11,710	[1]	10,556	[1]
Total risk based capital	$ 1,380,853		$ 835,324

[1]	This amount represents the general valuation allowances calculated using the formula analysis. SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unpaid principal balance of impaired loans	$ 72,022	$ 57,100
ACL maintained for impaired loans	3,755	4,300
Real estate owned (REO), net	11,321	9,920
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned (REO), net	$ 11,321	$ 9,920

Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Recurring Basis) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 1,486,439		$ 1,060,366
Proceeds from principal repayments	351,636		557,141		396,101
Reductions in net unrealized losses included in OCI	115		460
MBS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	732,436		1,004,496
MBS [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	732,436		1,004,496
GSE Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	748,308		50,255
GSE Debentures [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	748,308		50,255
Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,754		2,819
Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,754		2,819
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941		2,796
Trust Preferred Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941	[1]	2,796	[2]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,483,498		1,057,570
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,941	[1]	2,796	[2]
Proceeds from principal repayments	$ 87		$ 93

[1]	The Company's Level 3 AFS securities have had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.
[2]	The Company's Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of $93 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were $460 thousand.

Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Nonrecurring Basis) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 72,048	$ 57,118
REO, net	11,321	9,920
Assets, fair value disclosure, nonrecurring, total	83,369	67,038
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	72,048	57,118
REO, net	11,321	9,920
Assets, fair value disclosure, nonrecurring, total	$ 83,369	$ 67,038

Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 121,070	$ 65,217	$ 41,154	$ 87,138
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,370,117	1,880,154
Loans receivable, net	5,149,734	5,168,202
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,495,173	4,386,310
FHLB Advances Amount	2,379,462	2,348,371
Other borrowings, Amount	515,000	668,609
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	121,070	65,217
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,370,117	1,880,154
Loans receivable, net	5,149,734	5,168,202
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,495,173	4,386,310
FHLB Advances Amount	2,379,462	2,348,371
Other borrowings, Amount	515,000	668,609
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	121,070	65,217
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,434,392	1,913,454
Loans receivable, net	5,475,150	5,392,550
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,553,516	4,459,052
FHLB Advances Amount	2,569,958	2,557,064
Other borrowings, Amount	$ 545,096	$ 701,099

Selected Quarterly Financial Data (Summary Of Quarterly Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Selected Quarterly Financial Data [Abstract]
Total interest and dividend income	$ 86,594	$ 88,083	$ 84,941	$ 87,247	$ 89,972	$ 91,485	$ 93,707	$ 98,887	$ 346,865		$ 374,051		$ 412,786
Net interest and dividend income	43,865	44,308	40,556	40,005	41,141	40,887	42,683	44,854	168,734		169,565		176,642
Provision for loan losses	1,650	1,240	520	650	750	1,816	3,200	3,115	4,060		8,881		6,391
Net income (loss)	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 15,447	$ 16,758	$ 14,655	$ 20,980	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Basic earnings per share	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.09	$ 0.1	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.4
Diluted earnings per share	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.09	$ 0.1	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.4
Dividends paid per public share	$ 0.075	$ 0.075	$ 0.675	$ 0.8	$ 0.5	$ 0.5	$ 0.5	$ 0.79	$ 1.625		$ 2.29
Average number of shares outstanding	161,784,000	161,642,000	161,500,000	165,541,000	165,989,000	165,869,000	165,734,000	165,854,000	162,625,274		165,862,176		165,576,334
Reorganization exchange ratio									2.2637

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Parent Company Financial Information (Parent Company Only) (Schedule Of Balance Sheets) (Details) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Cash and cash equivalents	$ 121,070	$ 65,217	$ 41,154	$ 87,138
Available-for-sale ("AFS")	1,486,439	1,060,366
Other assets	50,968	55,499
Accrued interest receivable	29,316	30,220
Income tax receivable		716
Deferred income tax assets	(20,447)	(33,244)
TOTAL ASSETS	9,450,799	8,487,130
Accounts payable and accrued expenses	43,761	33,610
Other borrowings	515,000	668,609
Total liabilities	7,511,270	7,525,180
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive gain (loss)	26,707	31,862
Stockholders' equity before treasury stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950	941,298	871,216
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,450,799	8,487,130
Available-for-sale securities, amortized cost	1,443,529	1,009,142
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	167,498,133	167,498,133
Common stock, shares outstanding	167,498,133	73,992,678
Treasury stock, shares	0	17,519,609
Capitol Federal Financial [Member]
Cash and cash equivalents	113,101	88,098	54,101	44,508
Investment in the Bank	1,395,708	857,115
Available-for-sale ("AFS")	362,875
Investment in certificates of deposit at the Bank		55,000
Note receivable - ESOP	52,759	8,024
Other assets	75	7,604
Accrued interest receivable	1,812
Income tax receivable	2,855	138
Deferred income tax assets	10,409
TOTAL ASSETS	1,939,594	1,015,979
Accounts payable and accrued expenses	65	420
Other borrowings		53,609
Total liabilities	65	54,029
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive gain (loss)	26,707	31,862
Stockholders' equity before treasury stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,939,594	1,015,979
Available-for-sale securities, amortized cost	$ 362,271	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	167,498,133	167,498,133
Common stock, shares outstanding	167,498,133	73,992,678
Treasury stock, shares	0	17,519,609

Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Income) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Interest income from securities									$ 19,077		$ 15,682		$ 5,533
Total interest and dividend income	86,594	88,083	84,941	87,247	89,972	91,485	93,707	98,887	346,865		374,051		412,786
INTEREST EXPENSE									178,131		204,486		236,144
NET INTEREST AND DIVIDEND INCOME	43,865	44,308	40,556	40,005	41,141	40,887	42,683	44,854	168,734		169,565		176,642
OTHER INCOME									2,142		3,898		4,646
Salaries and employee benefits									44,913		42,666		43,318
Other, net									9,593		7,362		7,701
Total other expenses									132,317		89,730		93,621
INCOME TAX BENEFIT									18,949		37,525		38,926
INCOME BEFORE INCOME TAX EXPENSE									57,352		105,365		105,224
NET INCOME	16,766	17,259	15,636	(11,258)	15,447	16,758	14,655	20,980	38,403	[1]	67,840	[1]	66,298	[1]
Capitol Federal Financial [Member]
Dividend income from the Bank									45,643		84,869		50,056
Interest income from other investments									3,221		2,927		3,612
Interest income from securities									1,093
Total interest and dividend income									49,957		87,796		53,668
INTEREST EXPENSE									855		1,680		2,573
NET INTEREST AND DIVIDEND INCOME									49,102		86,116		51,095
OTHER INCOME									26		50		76
Contribution to Foundation									40,000
Salaries and employee benefits									856		929		1,108
Regulatory And Outside Services									337		493		228
Other, net									650		270		243
Total other expenses									41,843		1,692		1,579
INCOME BEFORE INCOME TAX BENEFIT AND EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY									7,285		84,474		49,592
INCOME TAX BENEFIT									(13,425)		(138)		(162)
INCOME BEFORE INCOME TAX EXPENSE									20,710		84,612		49,754
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY (EXCESS OF DISTRIBUTION OVER)									17,693		(16,772)		16,544
NET INCOME									$ 38,403		$ 67,840		$ 66,298

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.

Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Net income	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Amortization/accretion of premiums/discounts	(8,100)		(5,940)		(2,644)
Other assets	(637)		7,035		(837)
Income taxes receivable/payable	3,004		(6,697)		8
Accounts payable and accrued expenses	(143)		(1,631)		(1,209)
Net cash provided by operating activities	65,785		59,162		190,718
Purchase of AFS securities	(790,083)				(424,498)
Net cash flows (used in)/provided by investing activities	(933,321)		(38,492)		(440,552)
Dividends paid	(150,110)		(48,400)		(44,069)
Repayments on borrowings	(773,771)		(395,000)		(1,581,612)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Net cash flows provided by/(used in) financing activities	923,389		3,393		203,850
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	55,853		24,063		(45,984)
Beginning of Period	65,217		41,154		87,138
End of Period	121,070		65,217		41,154
Interest payments	172,332		199,433		236,137
Capitol Federal Financial [Member]
Net income	38,403		67,840		66,298
Equity in excess of distribution over/(undistributed) earnings of subsidiary	(17,693)		16,772		(16,544)
Amortization/accretion of premiums/discounts	3,529
Amortization of deferred debt issuance costs					28
Other, net	(1,812)		1		14
Provision for deferred income taxes	(10,409)
Other assets	1,547				2,999
Income taxes receivable/payable	(2,927)		24		(95)
Accounts payable and accrued expenses	(355)		3		(292)
Net cash provided by operating activities	10,283		84,640		52,408
Offering proceeds downstreamed to Bank	(567,422)
Purchase of AFS securities	(405,800)
Proceeds from maturities of AFS securities	40,000
Proceeds from maturities of Bank certificates of deposit	55,000		5,000
Purchase of Capitol Federal Financial, Inc. stock			(1)
Principal collected on notes receivable from ESOP	2,525		2,387		2,256
Net cash flows (used in)/provided by investing activities	(875,697)		7,386		2,256
Net proceeds from common stock offering (Deferred offering costs)	1,094,101		(5,982)
Payment from subsidiary for sale of treasury stock related to RRP shares			162		87
Dividends paid	(150,110)		(48,400)		(44,069)
Repayments on borrowings	(53,609)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Net cash flows provided by/(used in) financing activities	890,417		(58,029)		(45,071)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,003		33,997		9,593
Beginning of Period	88,098		54,101		44,508
End of Period	113,101		88,098		54,101
Interest payments	1,274		1,678		2,866
Note to ESOP in exchange for common stock	$ 47,260

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.